UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Sara A. Taylor

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2020

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

SEMI-ANNUAL REPORT

FEBRUARY 29, 2020

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Fixed Income Fund (SPUBX)
Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)
Symmetry Panoramic Global Fixed Income Fund (SPGBX)
Symmetry Panoramic Alternatives Fund (SPATX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports no longer will be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-844-796-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-844-796-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Symmetry Panoramic Funds if you invest directly with the Funds.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020

TABLE OF CONTENTS

Shareholders’ Letter	1
Schedules of Investments	4
Statements of Assets and Liabilities	88
Statements of Operations	90
Statements of Changes in Net Assets	93
Financial Highlights	101
Notes to Financial Statements	109
Disclosure of Fund Expenses	155

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020
(Unaudited)

Shareholders’ Letter

Dear Shareholders,

The last half year saw somewhat mixed performance across geographic markets and style factors that drive returns. While the tech-heavy Nasdaq turned in double-digit performance, lower priced value stocks continued to struggle on a relative basis. Small caps had some losses over this timespan, but the broad global market brought in modest positive returns. Meanwhile, fixed income also turned in largely positive performance.

While this report reflects results through our fiscal second quarter, which ended February 29, 2020, we all now know that the ensuing period has abruptly erased many of the soaring gains equity markets had delivered over the last few years. The onslaught of the Covid-19 pandemic and the shut-down measures taken to stem the virus have inflicted a serious toll on productive enterprise, interrupting supply and demand chains and raising the discount rate as investors require a higher return to assume risk.

It is far too early to assess the full impact this shock to the system will entail. Some businesses will adapt and ultimately thrive, some will take a hit but slowly dig back and some will be lost. Trillions in government relief packages will create another set of winners and losers. As is so often the case, it is dangerous to assume in advance that we can predict which businesses, sectors or countries will take the hardest hits and which will triumph. We stress to our investors the importance of remaining diversified. While market volatility of this nature seems to take everything down with it, the fact is that some drops are worse than others, and the results of being concentrated in the wrong investments can be catastrophic.

We also caution our clients against drastic asset allocation changes unrelated to personal circumstances. Selling out of your investments in the hopes of getting back in at the bottom is difficult to do in a way that actually adds to your long-term return. We advise finding a long-term allocation to risky assets that you can live with and sticking with it.

Stay healthy and safe.

9/1/2019 - 2/29/2020
Market Indices
Russell 2000 TR USD	-1.03
NASDAQ Composite TR USD	16.93
S&P 500 TR USD	3.89
MSCI EAFE NR USD	-1.81
DJ Industrial Average TR USD	-5.19
BBgBarc US Agg Bond TR USD	6.90
BBgBarc Global Aggregate TR USD	2.84
BBgBarc US Govt/Credit 1-5 Yr TR USD	4.69
MSCI ACWI Ex USA IMI NR USD	0.24

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020
(Unaudited)

9/1/2019 - 2/29/2020
BBgBarc Global Aggregate TR Hdg USD	4.18
DJ US Select REIT TR USD	-12.94
MSCI US Broad Market GR USD	3.43
MSCI World All Cap NR USD	1.23
S&P S/T National AMT Free Muni TR USD	2.48
FTSE USBIG 1-5 Yr	4.68
Factor Indices
MSCI ACWI IMI NR USD	1.75
MSCI ACWI Value NR USD	-4.15
MSCI ACWI Small NR USD	-2.02
MSCI ACWI Momentum NR USD	1.74
MSCI ACWI Quality NR USD	11.54
MSCI ACWI Minimum Vol (USD) NR USD	-5.02
MSCI USA GR USD	4.47
MSCI USA Value GR USD	-4.17
MSCI USA Small Cap GR USD	-3.47
MSCI USA Momentum GR USD	1.00
MSCI USA Quality GR USD	10.49
MSCI USA Minimum Volatility (USD) GR USD	-4.33
MSCI World ex USA NR USD	-1.83
MSCI World Ex USA Value NR USD	-2.81
MSCI World Ex USA Small Cap NR USD	0.23
MSCI World ex US Momentum NR USD	2.01
MSCI World ex USA Quality NR USD	3.27
MSCI World ex USA Min Vol (USD) NR USD	-4.22
MSCI EM NR USD	5.95
MSCI EM Value NR USD	-3.76
MSCI EM Small NR USD	-0.70
MSCI EM Momentum NR USD	5.67
MSCI EM Quality NR USD	3.84
MSCI EM Minimum Vol (USD) NR USD	-9.34
Alternatives Index
HFRI FOF: Conservative Index	4.44

Source: Morningstar

Sincerely,
Dana D’Auria
President, Symmetry Panoramic Trust

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020
(Unaudited)

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempted from registration requirements. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss. Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

All indexes have certain limitations. Investors cannot invest directly in an index. Indexes do not have fees. Historical performance results for investment indexes generally do not reflect the deduction of transaction and/or custodial charges or the deduction of an investment management fee, the incurrence of which would have the effect of decreasing historical performance results. Actual performance for client accounts may differ materially from the index portfolios. There is always the risk that an investor may lose money. Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the portfolios that own them, to rise or fall. Indexes are referred to for comparative purposes only and do not represent similar asset classes in terms of components or risk exposure; thus, their returns may vary significantly.

© Morningstar 2020. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied, adapted or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information, except where such damages or losses cannot be limited or excluded by law in your jurisdiction.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 74.6%
	Shares	Value
EQUITY FUNDS — 74.6%
DFA Real Estate Securities Portfolio, Cl I	851,437	$32,873,990
DFA US Core Equity 2 Portfolio, Cl I	5,806,698	122,695,520
DFA US Large Capital Value Portfolio, Cl I	404,892	13,430,264
DFA US Targeted Value Portfolio, Cl I	474,149	9,179,519
DFA US Vector Equity Portfolio, Cl I (A)	7,998,499	135,494,574
iShares Edge MSCI Min Vol USA ETF	801,665	49,118,015
Vanguard U.S. Value Factor	146,400	9,482,328
Total Registered Investment Companies
(Cost $373,824,162)		372,274,210

COMMON STOCK — 24.0%
COMMUNICATION SERVICES — 1.5%
AT&T	47,424	1,670,273
Cable One	297	467,187
Discovery *	3,058	78,591
DISH Network, Cl A *	3,056	102,437
Facebook, Cl A *	18,342	3,530,285
IAC *	379	77,293
Live Nation Entertainment *	965	58,643
Match Group *	5,816	378,040
Nexstar Media Group, Cl A	2,521	289,865
Omnicom Group	2,159	149,575

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Roku, Cl A *	2,681	$304,749
Sinclair Broadcast Group, Cl A	3,743	86,875
T-Mobile US *	1,160	104,586
Twitter *	1,175	39,010
Zynga, Cl A *	6,275	42,105
		7,379,514
CONSUMER DISCRETIONARY — 2.6%
Aptiv	2,262	176,685
Aramark	2,650	92,061
AutoNation *	5,566	237,835
AutoZone *	492	507,995
Best Buy	4,206	318,184
BorgWarner	2,635	83,266
Bright Horizons Family Solutions *	1,002	157,464
Burlington Stores *	659	142,515
Carter’s	1,695	155,042
Chipotle Mexican Grill, Cl A *	133	102,886
Columbia Sportswear	706	57,398
Darden Restaurants	953	92,918
Dick’s Sporting Goods	2,399	87,348
Dollar General	4,070	611,721
Dollar Tree *	897	74,478
Domino’s Pizza	263	89,278
DR Horton	7,888	420,194
eBay	7,324	253,703
Etsy *	1,353	78,217
Expedia Group	674	66,470
Floor & Decor Holdings, Cl A *	3,823	195,164
Garmin	4,548	401,998
General Motors	6,261	190,961
Gentex	11,072	295,622
Genuine Parts	1,067	93,085
Graham Holdings, Cl B	93	46,768
Hasbro	1,669	128,930
Hilton Worldwide Holdings	999	97,103
Home Depot	3,094	673,997
Hyatt Hotels, Cl A	1,779	136,271
Leggett & Platt	2,612	103,592
Lennar, Cl A	6,459	389,736

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
LKQ *	8,594	$254,210
Lowe’s	448	47,743
Lululemon Athletica *	2,196	477,432
NIKE, Cl B	1,590	142,114
NVR *	125	458,397
O’Reilly Automotive *	581	214,226
Penske Automotive Group	1,240	57,065
Polaris	453	37,386
Pool	832	175,519
PulteGroup	13,143	528,349
Ross Stores	1,457	158,493
ServiceMaster Global Holdings *	2,316	82,843
Skechers U.S.A., Cl A *	10,401	344,065
Starbucks	7,225	566,657
Target	6,942	715,026
Tempur Sealy International *	4,189	313,128
TJX	8,121	485,636
Toll Brothers	5,865	217,181
Tractor Supply	1,638	144,979
Ulta Beauty *	216	55,532
Under Armour, Cl A *	3,938	55,880
VF	748	53,856
Whirlpool	1,698	217,106
Williams-Sonoma	4,229	263,847
Yum! Brands	1,237	110,402
		12,735,957
CONSUMER STAPLES — 1.8%
Brown-Forman, Cl B	1,019	62,577
Campbell Soup	3,500	157,920
Casey’s General Stores	2,017	328,811
Church & Dwight	2,512	174,634
Conagra Brands	2,675	71,396
Costco Wholesale	3,470	975,556
Coty, Cl A	13,643	125,925
Estee Lauder, Cl A	3,081	565,672
Flowers Foods	6,286	135,338
General Mills	5,752	281,848
Hershey	2,512	361,703

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Kimberly-Clark	1,640	$215,152
Lamb Weston Holdings	846	73,509
McCormick	607	88,737
Mondelez International, Cl A	2,832	149,530
Philip Morris International	2,936	240,370
Pilgrim’s Pride *	10,166	215,112
Post Holdings *	974	98,627
Procter & Gamble	16,867	1,909,850
Sysco	3,379	225,210
Tyson Foods, Cl A	5,592	379,305
US Foods Holding *	3,024	101,728
Walmart	19,420	2,091,146
		9,029,656
ENERGY — 0.1%
Chevron	1,480	138,143
Kinder Morgan	2,862	54,865
Phillips 66	2,571	192,465
Valero Energy	3,894	257,977
		643,450
FINANCIALS — 4.5%
Aflac	8,892	381,022
Alleghany *	456	306,546
Allstate	3,196	336,379
Ally Financial	12,792	320,696
American Express	2,497	274,495
American Financial Group	1,361	125,784
American International Group	5,963	251,400
Ameriprise Financial	2,361	333,609
Aon	1,592	331,136
Arch Capital Group *	9,561	386,551
Assurant	1,848	222,850
Assured Guaranty	6,470	264,041
Axis Capital Holdings	4,645	260,677
Bank of America	72,315	2,060,977
Bank OZK	2,445	62,079
BlackRock, Cl A	508	235,209
Capital One Financial	2,412	212,883

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Chubb	3,348	$485,560
Cincinnati Financial	3,798	354,125
Citigroup	19,008	1,206,248
Citizens Financial Group	8,478	268,668
CME Group, Cl A	208	41,355
Commerce Bancshares	1,435	87,592
Credit Acceptance *	249	100,397
Discover Financial Services	4,390	287,896
Eaton Vance	838	34,576
Erie Indemnity, Cl A	1,935	276,550
Evercore, Cl A	793	52,830
Everest Re Group	1,418	351,494
Fidelity National Financial	3,238	125,505
Fifth Third Bancorp	13,415	327,326
First American Financial	2,866	163,649
First Citizens BancShares, Cl A	166	75,249
Globe Life	911	84,413
Goldman Sachs Group	3,056	613,553
Hanover Insurance Group	1,940	229,968
Hartford Financial Services Group	4,524	225,974
Huntington Bancshares	15,565	190,983
Intercontinental Exchange	903	80,566
JPMorgan Chase	23,822	2,765,972
Kemper	1,256	86,463
KeyCorp	12,851	210,114
Legg Mason	1,258	62,674
Lincoln National	4,063	184,420
MarketAxess Holdings	1,180	382,709
Marsh & McLennan	2,839	296,846
Mercury General	3,114	134,867
MetLife	7,186	306,986
MGIC Investment	31,450	378,343
Morgan Stanley	4,756	214,163
Nasdaq	1,248	127,982
Navient	15,734	176,693
New York Community Bancorp	12,837	138,768
Northern Trust	1,104	96,887
Old Republic International	8,930	176,100

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
PNC Financial Services Group	4,563	$576,763
Popular	4,160	199,597
Primerica	836	93,080
Principal Financial Group	1,212	53,801
Progressive	3,665	268,131
Prosperity Bancshares	663	42,830
Prudential Financial	2,864	216,089
Regions Financial	12,462	168,486
Reinsurance Group of America, Cl A	376	45,883
RenaissanceRe Holdings	1,462	249,125
SEI Investments	599	32,771
State Street	2,549	173,612
SVB Financial Group *	460	95,754
Synchrony Financial	11,843	344,631
T Rowe Price Group	2,945	347,540
Travelers	2,681	321,211
Truist Financial	8,763	404,325
US Bancorp	12,480	579,571
Western Alliance Bancorp	1,482	68,231
Willis Towers Watson	1,221	231,074
WR Berkley	6,054	406,466
		22,689,769
HEALTH CARE — 1.5%
Amgen	966	192,939
Bio-Rad Laboratories, Cl A *	413	145,384
Bio-Techne	249	47,033
Boston Scientific *	1,892	70,742
Bristol-Myers Squibb	11,158	658,992
Bruker	3,744	163,089
Cerner	515	35,674
Charles River Laboratories International *	326	50,716
Chemed	570	238,043
CVS Health	1,942	114,928
Danaher	5,839	844,203
DaVita *	1,417	109,988
DENTSPLY SIRONA	4,384	215,868
Edwards Lifesciences *	2,320	475,229
Exact Sciences *	658	53,265

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Exelixis *	8,905	$165,544
HCA Healthcare	367	46,613
Henry Schein *	1,065	64,901
Hill-Rom Holdings	809	77,704
Horizon Therapeutics *	12,709	434,902
Humana *	892	285,155
IDEXX Laboratories *	361	91,878
Intuitive Surgical *	114	60,871
Jazz Pharmaceuticals *	404	46,290
Laboratory Corp of America Holdings *	274	48,139
Masimo *	744	121,518
McKesson	736	102,937
Medtronic	5,437	547,343
Merck	1,602	122,649
Mettler-Toledo International *	52	36,488
Quest Diagnostics	1,368	145,090
ResMed	769	122,240
STERIS	673	106,751
Teleflex	485	162,485
Thermo Fisher Scientific	851	247,471
Universal Health Services, Cl B	1,998	247,232
Veeva Systems, Cl A *	1,993	282,946
West Pharmaceutical Services	536	80,700
Zimmer Biomet Holdings	501	68,211
Zoetis, Cl A	4,442	591,808
		7,723,959
INDUSTRIALS — 3.4%
AECOM *	1,596	71,724
AGCO	5,808	350,978
Alaska Air Group	1,595	80,484
Allegion	2,437	280,231
Allison Transmission Holdings	5,860	237,916
AMETEK	1,896	163,056
Arconic	4,467	131,106
Armstrong World Industries	2,743	274,711
Boeing	173	47,594
BWX Technologies	1,015	55,663
Carlisle	2,129	309,323

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
CH Robinson Worldwide	657	$45,267
Cintas	1,493	398,243
Clean Harbors *	1,422	98,858
Copa Holdings, Cl A	899	74,743
Copart *	3,856	325,755
CoStar Group *	494	329,789
CSX	1,200	84,540
Cummins	2,707	409,542
Curtiss-Wright	965	115,742
Delta Air Lines	2,419	111,589
Donaldson	931	41,970
Dover	3,956	406,439
Eaton	5,518	500,593
Emerson Electric	3,295	211,242
Expeditors International of Washington	1,001	70,490
Fastenal	8,740	299,083
Flowserve	2,497	100,354
Fortune Brands Home & Security	3,707	228,907
Gardner Denver Holdings *	6,692	219,431
General Electric	22,281	242,417
HD Supply Holdings *	2,085	79,272
HEICO	2,671	288,067
Honeywell International	1,302	211,145
Hubbell, Cl B	1,886	251,291
Huntington Ingalls Industries	407	83,651
IDEX	853	126,244
IHS Markit	504	35,905
Illinois Tool Works	1,980	332,204
Ingersoll-Rand	4,673	603,004
ITT	3,825	230,074
Jacobs Engineering Group	3,653	337,318
JB Hunt Transport Services	387	37,322
Johnson Controls International	9,026	330,081
Kansas City Southern	1,374	207,034
L3Harris Technologies	970	191,798
Landstar System	522	52,706
Lockheed Martin	2,616	967,580
ManpowerGroup	2,676	203,215

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Masco	9,326	$385,350
Middleby *	1,496	167,268
Nordson	554	80,496
Norfolk Southern	1,267	231,038
Northrop Grumman	1,863	612,629
Old Dominion Freight Line	1,471	285,080
Oshkosh	4,061	293,001
Owens Corning	4,118	232,626
PACCAR	4,533	303,258
Parker-Hannifin	945	174,608
Regal Beloit	478	37,112
Republic Services, Cl A	3,839	346,508
Robert Half International	1,217	61,349
Snap-on	1,062	153,725
Southwest Airlines	4,017	185,545
Spirit AeroSystems Holdings, Cl A	590	31,176
Stanley Black & Decker	409	58,773
Teledyne Technologies *	1,039	350,476
Timken	2,486	111,472
Toro	1,733	123,788
Union Pacific	1,164	186,019
United Airlines Holdings *	1,963	120,901
United Parcel Service, Cl B	852	77,098
United Rentals *	2,147	284,434
United Technologies	2,499	326,344
Verisk Analytics, Cl A	1,823	282,766
Waste Management	2,298	254,641
Woodward	3,086	318,475
WW Grainger	282	78,266
XPO Logistics *	435	32,177
Xylem	1,535	118,717
		17,190,807
INFORMATION TECHNOLOGY — 7.1%
Accenture, Cl A	2,741	494,997
Akamai Technologies *	3,038	262,817
Alteryx, Cl A *	1,115	155,676
Analog Devices	1,392	151,798
ANSYS *	1,005	243,401

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Apple	30,651	$8,378,757
Applied Materials	11,759	683,433
Aspen Technology *	1,183	126,001
Atlassian, Cl A *	296	42,908
Autodesk *	257	49,056
Automatic Data Processing	730	112,960
Avalara *	3,947	334,508
Booz Allen Hamilton Holding, Cl A	5,479	390,653
Broadridge Financial Solutions	1,543	161,027
CACI International, Cl A *	1,050	257,271
Cadence Design Systems *	6,339	419,262
CDW	3,616	413,019
Ciena *	1,750	67,288
Cisco Systems	2,709	108,170
Coupa Software *	964	144,359
DocuSign, Cl A *	529	45,658
Entegris	6,136	327,171
EPAM Systems *	1,419	316,721
Euronet Worldwide *	675	83,727
Fair Isaac *	873	328,274
FleetCor Technologies *	1,240	329,580
FLIR Systems	2,053	87,191
Fortinet *	1,141	116,451
Genpact	5,760	221,530
Global Payments	2,068	380,450
Intel	20,442	1,134,940
International Business Machines	2,975	387,196
Intuit	496	131,862
Jabil	8,858	283,899
Jack Henry & Associates	1,090	165,397
Keysight Technologies *	5,030	476,643
KLA	2,298	353,226
Lam Research	2,708	794,608
Leidos Holdings	3,813	391,404
Manhattan Associates *	2,617	176,281
Maxim Integrated Products	1,401	77,924
Microchip Technology	964	87,444
Micron Technology *	14,640	769,478

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Microsoft	51,239	$8,301,230
MongoDB, Cl A *	706	107,665
Motorola Solutions	2,167	359,029
NortonLifeLock	2,019	38,422
NVIDIA	1,299	350,821
Okta, Cl A *	1,134	145,220
Oracle	746	36,897
Palo Alto Networks *	212	39,139
Paychex	1,646	127,532
Paycom Software *	1,316	371,967
Qorvo *	3,439	345,895
QUALCOMM	9,375	734,062
RingCentral, Cl A *	358	84,399
ServiceNow *	263	85,762
Skyworks Solutions	3,209	321,478
Smartsheet, Cl A *	952	44,078
Splunk *	516	76,022
SYNNEX	1,922	240,307
Synopsys *	2,410	332,411
Teradyne	7,098	417,078
Texas Instruments	3,960	451,994
Twilio, Cl A *	615	69,274
Ubiquiti	1,291	175,137
Universal Display	1,707	271,055
VeriSign *	893	169,447
VMware, Cl A *	456	54,957
Western Union	8,974	200,928
Xerox Holdings	10,677	343,800
Xilinx	1,171	97,767
Zebra Technologies, Cl A *	1,577	332,700
Zendesk *	1,591	126,182
Zscaler *	816	42,424
		35,359,495
MATERIALS — 0.9%
Air Products & Chemicals	2,542	558,249
AptarGroup	1,196	120,880
Ashland Global Holdings	611	43,711
Avery Dennison	933	106,819

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Ball	4,037	$284,447
Celanese, Cl A	2,254	211,290
CF Industries Holdings	2,818	103,871
Crown Holdings *	5,089	358,774
Ecolab	1,205	217,442
FMC	391	36,402
Graphic Packaging Holding	8,429	113,960
Martin Marietta Materials	1,362	309,896
NewMarket	192	74,609
Packaging Corp of America	1,478	133,936
PPG Industries	2,131	222,583
Reliance Steel & Aluminum	3,182	325,487
Royal Gold	1,042	100,522
RPM International	1,706	109,372
Scotts Miracle-Gro	3,264	345,951
Sherwin-Williams	842	435,104
Sonoco Products	2,284	110,112
Vulcan Materials	1,108	133,248
		4,456,665
REAL ESTATE — 0.4%
Apartment Investment & Management, Cl A ‡	4,167	199,349
CBRE Group, Cl A *	3,755	210,806
EPR Properties ‡	2,607	154,439
Equity Residential ‡	795	59,704
Extra Space Storage ‡	757	75,973
Healthpeak Properties ‡	4,939	156,270
Jones Lang LaSalle	627	92,652
Kimco Realty ‡	7,187	124,694
Life Storage ‡	758	81,796
Medical Properties Trust ‡	15,300	323,289
National Retail Properties ‡	1,555	79,072
Omega Healthcare Investors ‡	3,054	120,938
Spirit Realty Capital ‡	1,512	68,796
Sun Communities ‡	935	142,943
Ventas ‡	696	37,424
Welltower ‡	482	36,063
		1,964,208

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 0.2%
AES	3,565	$59,642
Ameren	489	38,631
Atmos Energy	1,350	139,388
CMS Energy	1,072	64,770
Entergy	682	79,733
Hawaiian Electric Industries	2,753	117,939
OGE Energy	3,659	139,408
Pinnacle West Capital	776	69,444
Xcel Energy	904	56,337
		765,292
Total Common Stock
(Cost $115,887,667)		119,938,772

SHORT-TERM INVESTMENT — 1.8%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (B)
(Cost $8,956,824)	8,956,824	8,956,824
Total Investments — 100.4%
(Cost $498,668,653)		$501,169,806

A list of open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	17	Mar-2020	$2,707,943	$2,508,435	$(199,508)

A list of open total return swap agreements held by the Fund at February 29, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	02/16/2021	USD	3,669,818	$(567,592)	$(567,592)

Percentages are based on Net Assets of $499,367,152.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 29, 2020.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$372,274,210	$—	$—	$372,274,210
Common Stock	119,938,772	—	—	119,938,772
Short-Term Investment	8,956,824	—	—	8,956,824
Total Investments in Securities	$501,169,806	$—	$—	$501,169,806

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(199,508)	$—	$—	$(199,508)
Total Return Swap^
Unrealized Depreciation	—	(567,592)	—	(567,592)
Total Other Financial Instruments	$(199,508)	$(567,592)	$—	$(767,100)

^	Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “— “ are $0.

For the period ended February 29, 2020, there were no transfers in or out of level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.7%
	Shares	Value
EQUITY FUNDS — 66.7%
DFA Emerging Markets Core Equity Portfolio, Cl I	2,682,408	$52,038,713
DFA International Core Equity Portfolio, Cl I	1,529,238	18,671,999
DFA International Real Estate Securities, Cl I	4,013,484	18,421,892
DFA International Vector Equity Portfolio, Cl I	6,109,624	65,067,495
iShares Edge MSCI Min Vol EAFE ETF	246,049	16,933,092
iShares Edge MSCI Min Vol Emerging Markets ETF	200,818	10,715,649
Total Registered Investment Companies
(Cost $189,130,553)		181,848,840

COMMON STOCK — 30.3%
AUSTRALIA — 1.0%
Aristocrat Leisure	6,454	138,243
Aurizon Holdings	24,699	77,350
Australia & New Zealand Banking Group	2,407	38,632
Brambles	8,744	67,638
Coca-Cola Amatil	11,384	83,102
Coles Group	5,205	47,901
Commonwealth Bank of Australia	1,998	105,777
CSL	1,344	266,140
Dexus ‡	2,190	17,252
Fortescue Metals Group	47,251	300,416
Goodman Group ‡	16,781	162,916

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Harvey Norman Holdings	34,623	$83,310
Macquarie Group	584	50,987
Magellan Financial Group	4,288	153,841
Medibank Pvt	49,522	90,775
Mirvac Group ‡	68,430	134,275
National Australia Bank	5,331	86,545
Orica	9,615	123,474
QBE Insurance Group	9,195	80,694
REA Group	426	27,045
Santos	39,264	174,119
Sonic Healthcare	3,960	74,243
Suncorp Group	3,963	29,110
Telstra	80,186	178,713
Wesfarmers	2,418	63,558
Westpac Banking	3,026	46,336
Woolworths Group	2,779	69,917
		2,772,309
AUSTRIA — 0.1%
OMV	4,322	181,393
Verbund	1,674	79,041
		260,434
BELGIUM — 0.1%
Ageas	1,852	85,792
Proximus SADP	3,114	76,827
UCB	204	18,855
		181,474
BRAZIL — 0.6%
B3 - Brasil Bolsa Balcao	13,300	140,081
Banco do Brasil	17,000	176,162
BB Seguridade Participacoes	4,200	29,773
BR Malls Participacoes	6,500	23,692
CCR	6,400	23,142
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,466	149,402
Cia Siderurgica Nacional	38,400	95,315
Cosan	2,200	35,731
IRB Brasil Resseguros S	1,400	10,306
Itausa - Investimentos Itau	35,700	96,118

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
JBS	36,400	$182,330
Lojas Renner	5,800	67,781
Multiplan Empreendimentos Imobiliarios	2,900	19,779
Natura & Holding	1,100	11,086
Petrobras Distribuidora	21,800	125,089
Sul America	12,400	147,794
TIM Participacoes ADR	4,097	73,869
Vale ADR, Cl B	8,785	86,269
WEG	21,900	209,602
		1,703,321
CANADA — 1.3%
Air Canada, Cl B *	5,592	142,690
Alimentation Couche-Tard, Cl B	8,020	243,543
AltaGas	4,689	70,112
Atco, Cl I	2,404	89,694
Bank of Montreal	238	16,173
BCE	4,871	213,928
Brookfield Asset Management, Cl A	5,888	352,118
CAE	2,720	72,770
Canadian Pacific Railway	581	143,998
Canadian Utilities, Cl A	661	19,560
CGI, Cl A *	2,261	158,864
CI Financial	7,196	119,500
Constellation Software	171	174,208
Dollarama	1,110	32,632
Empire	1,696	37,894
Gildan Activewear	580	14,048
H&R Real Estate Investment Trust ‡	1,225	17,714
Hydro One	1,413	28,360
iA Financial	3,215	153,031
IGM Financial	3,797	101,244
Intact Financial	1,902	206,163
Magna International	3,666	166,851
Manulife Financial	16,679	280,334
National Bank of Canada	2,925	152,041
Onex	748	41,996
Open Text	1,148	48,067
Royal Bank of Canada	1,839	136,762

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Shopify, Cl A *	82	$38,073
Sun Life Financial	5,040	217,746
Toronto-Dominion Bank	546	28,084
Wheaton Precious Metals	1,709	48,599
WSP Global	928	61,166
		3,627,963
CHINA — 0.5%
Agricultural Bank of China, Cl A	35,800	17,438
Anhui Conch Cement, Cl A	4,300	33,764
Bank of Beijing, Cl A	31,100	22,681
Bank of China, Cl A	32,800	16,659
Bank of Communications, Cl A	25,400	18,927
Bank of Ningbo, Cl A	4,608	16,553
Bank of Shanghai, Cl A	15,700	19,374
Baoshan Iron & Steel, Cl A	18,500	13,768
BOE Technology Group, Cl A	45,600	31,868
BYD, Cl A	2,200	20,187
China Everbright Bank, Cl A	35,600	19,203
China Fortune Land Development, Cl A	5,200	17,537
China International Travel Service, Cl A	1,900	21,365
China Merchants Bank, Cl A	7,100	34,665
China Merchants Securities, Cl A	7,300	18,323
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	26,955
China Minsheng Banking, Cl A	28,800	23,559
China Pacific Insurance Group, Cl A	2,700	12,266
China Petroleum & Chemical, Cl A	25,000	16,498
China Railway Construction, Cl A	14,700	19,984
China Shipbuilding Industry, Cl A	29,000	18,325
China State Construction Engineering, Cl A	24,300	18,627
China United Network Communications, Cl A	21,300	16,687
China Vanke, Cl A	7,800	32,951
China Yangtze Power, Cl A	5,800	14,107
CITIC Securities, Cl A	9,300	31,079
CRRC, Cl A	15,500	14,201
Daqin Railway, Cl A	15,100	15,287
Foshan Haitian Flavouring & Food, Cl A	1,500	21,323
Gree Electric Appliances of Zhuhai, Cl A	2,500	21,639

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Guotai Junan Securities, Cl A	7,200	$17,398
Haier Smart Home, Cl A	7,342	18,145
Haitong Securities, Cl A	11,100	22,444
Hangzhou Hikvision Digital Technology, Cl A	8,335	41,646
Huatai Securities, Cl A	6,600	17,370
Huaxia Bank, Cl A	24,900	24,755
Industrial & Commercial Bank of China, Cl A	19,500	14,728
Industrial Bank, Cl A	7,200	17,762
Inner Mongolia Yili Industrial Group, Cl A	4,400	18,116
Jiangsu Hengrui Medicine, Cl A	4,100	49,321
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	16,729
Kweichow Moutai, Cl A	500	75,257
Luxshare Precision Industry, Cl A	7,700	51,870
Luzhou Laojiao, Cl A	1,900	20,284
Midea Group, Cl A	2,800	21,282
NARI Technology, Cl A	7,100	20,175
New China Life Insurance, Cl A	2,700	17,024
PetroChina, Cl A	21,900	15,839
Ping An Bank, Cl A	9,600	19,846
Ping An Insurance Group of China, Cl A	4,400	48,724
Poly Developments and Holdings Group, Cl A	11,900	27,412
SAIC Motor, Cl A	5,600	17,741
Sany Heavy Industry, Cl A	13,100	32,684
Shanghai Pudong Development Bank, Cl A	12,100	18,702
Shenwan Hongyuan Group, Cl A	24,800	16,616
Suning.com, Cl A	11,399	15,186
Tsingtao Brewery, Cl H	24,000	124,217
Wuliangye Yibin, Cl A	2,300	40,387
Yonghui Superstores, Cl A	9,400	11,599
		1,479,059
DENMARK — 0.3%
Carlsberg, Cl B	1,065	139,729
Chr Hansen Holding	294	20,976
Coloplast, Cl B	121	16,171
DSV Panalpina	1,519	153,027
Novo Nordisk, Cl B	4,966	290,255
Orsted	161	16,565
Tryg	3,167	87,611

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Vestas Wind Systems	493	$47,856
		772,190
FINLAND — 0.3%
Elisa	1,640	93,876
Kone, Cl B	4,106	232,289
Neste	3,766	148,886
Orion, Cl B	442	17,566
Stora Enso, Cl R	1,971	23,527
UPM-Kymmene	6,426	197,778
		713,922
FRANCE — 2.3%
Air Liquide	2,483	337,954
Airbus	1,491	178,340
Amundi	2,519	180,551
Atos	612	45,630
AXA	12,346	286,719
BNP Paribas	8,243	400,608
Bouygues	3,729	146,782
Bureau Veritas	1,361	33,274
Capgemini	273	29,898
Carrefour	4,047	69,995
Cie de Saint-Gobain	2,970	104,135
Cie Generale des Etablissements Michelin SCA	1,804	192,464
Credit Agricole	26,259	314,974
Danone	2,032	143,178
Dassault Systemes	438	69,038
Edenred	695	36,265
Eiffage	518	55,174
EssilorLuxottica	313	42,608
Faurecia	3,620	164,871
Hermes International	429	300,129
Kering	76	42,729
Legrand	676	51,585
L’Oreal	279	74,498
LVMH Moet Hennessy Louis Vuitton	2,187	900,888
Pernod Ricard	220	35,613
Peugeot	8,665	168,561
Safran	1,403	193,576

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Sanofi	3,409	$316,868
Sartorius Stedim Biotech	542	103,036
Schneider Electric	4,005	400,649
SCOR	878	31,564
Societe Generale	3,534	99,681
Sodexo	990	94,948
Suez	6,718	106,306
Teleperformance	127	30,935
Thales	301	30,310
Valeo	5,331	134,730
Veolia Environnement	4,190	120,214
Vinci	1,632	164,837
		6,234,115
GERMANY — 1.0%
adidas	1,148	319,094
Allianz	2,481	535,157
Brenntag	1,896	84,866
Carl Zeiss Meditec	1,371	143,822
Deutsche Boerse	506	79,670
Deutsche Post	6,125	184,038
Evonik Industries	1,867	46,393
GEA Group	4,183	111,057
Hannover Rueck	1,586	283,164
HeidelbergCement	2,670	159,255
KION Group	741	39,558
MTU Aero Engines	150	36,895
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	848	216,429
Puma	399	30,615
RWE	463	15,989
SAP	2,378	294,404
Volkswagen	1,563	263,649
		2,844,055
HONG KONG — 5.5%
Agile Group Holdings	80,000	111,846
Agricultural Bank of China, Cl H	332,000	132,136
Air China, Cl H	24,000	19,168
Anhui Conch Cement, Cl H	48,500	353,654

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
ANTA Sports Products	22,000	$177,190
ASM Pacific Technology	8,900	104,916
BAIC Motor, Cl H	158,500	77,685
Bank of China, Cl H	724,000	284,673
Bank of Communications, Cl H	17,000	10,814
BOC Aviation	1,900	16,509
Bosideng International Holdings	236,000	68,821
BYD Electronic International	14,000	26,219
China Agri-Industries Holdings	146,000	79,181
China Aoyuan Group	113,000	161,433
China Coal Energy, Cl H	36,000	11,621
China Conch Venture Holdings	5,500	26,749
China Construction Bank, Cl H	1,252,000	1,007,692
China Everbright Bank, Cl H	496,000	198,693
China Jinmao Holdings Group	236,000	171,068
China Lesso Group Holdings	122,000	182,386
China Medical System Holdings	104,000	128,078
China Mengniu Dairy	3,000	10,723
China Merchants Bank, Cl H	171,000	809,518
China Minsheng Banking, Cl H	385,000	257,989
China National Building Material, Cl H	162,000	185,784
China Overseas Land & Investment	66,000	219,784
China Resources Beer Holdings	16,000	73,623
China Resources Cement Holdings	114,000	142,781
China Resources Gas Group	18,000	89,663
China Resources Land	62,000	283,875
China Shenhua Energy, Cl H	10,500	18,119
China Tower, Cl H	476,000	114,583
China Unicom Hong Kong	74,000	58,369
China Vanke, Cl H	36,400	139,279
CIFI Holdings Group	222,000	168,188
CITIC	10,000	11,012
CK Asset Holdings	4,000	24,685
CNOOC	303,000	414,139
Country Garden Holdings	176,000	231,253
Country Garden Services Holdings	43,000	166,573
CSPC Pharmaceutical Group	76,000	173,345
ENN Energy Holdings	5,300	58,481

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Geely Automobile Holdings	91,000	$157,239
Great Wall Motor, Cl H	207,500	149,405
Guangzhou R&F Properties	45,200	69,777
Haier Electronics Group	41,000	116,760
Haitian International Holdings	29,000	56,989
Hang Lung Properties	13,000	28,092
Henderson Land Development	7,300	33,451
Hua Hong Semiconductor	4,000	8,480
Industrial & Commercial Bank of China, Cl H	1,951,000	1,318,590
Kaisa Group Holdings	213,000	94,178
Kerry Properties	7,500	21,205
Kingboard Laminates Holdings	96,500	95,518
KWG Group Holdings	125,500	182,109
Lenovo Group	32,000	19,595
Li Ning	58,000	153,454
Link ‡	2,200	20,308
Logan Property Holdings	108,000	183,719
Longfor Group Holdings	61,000	282,593
Luye Pharma Group	24,000	14,592
Meituan Dianping, Cl B *	38,400	487,041
MTR	7,000	39,065
New China Life Insurance, Cl H	3,100	11,673
New World Development	18,000	23,020
PICC Property & Casualty, Cl H	174,000	178,718
Ping An Insurance Group of China, Cl H	109,000	1,208,226
Postal Savings Bank of China, Cl H	571,000	358,277
Seazen Group	160,000	163,510
Shandong Weigao Group Medical Polymer, Cl H	112,000	143,050
Shenzhen Expressway, Cl H	32,000	38,706
Shenzhen Investment	154,000	51,422
Shenzhou International Group Holdings	900	10,830
Shimao Property Holdings	56,500	200,561
Shui On Land	79,000	15,619
Sino Biopharmaceutical	102,000	147,299
Sinopec Engineering Group, Cl H	28,000	13,887
Sinopharm Group, Cl H	6,400	19,646
Sinotruk Hong Kong	66,500	126,391
SSY Group	12,000	10,002

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Sun Art Retail Group	11,500	$14,874
Sun Hung Kai Properties	3,000	42,212
Sunac China Holdings	53,000	286,269
Techtronic Industries	4,000	32,214
Tingyi Cayman Islands Holding	30,000	54,601
Uni-President China Holdings	45,000	46,443
Vitasoy International Holdings	6,000	21,577
Want Want China Holdings	96,000	73,511
Weichai Power, Cl H	125,000	249,118
WH Group	152,000	154,209
Wheelock	3,000	22,885
Xinjiang Goldwind Science & Technology, Cl H	13,600	13,607
Yanzhou Coal Mining, Cl H	152,000	114,949
Yihai International Holding	21,000	140,758
Yue Yuen Industrial Holdings	7,500	17,988
Yuexiu Property	502,000	101,765
Yuzhou Properties	257,000	126,056
Zhejiang Expressway, Cl H	14,000	10,506
Zhongsheng Group Holdings	40,000	151,261
Zoomlion Heavy Industry Science and Technology	206,200	171,294
		15,101,392
HUNGARY — 0.0%
OTP Bank Nyrt	2,057	89,540

INDONESIA — 0.2%
Adaro Energy	1,377,600	111,004
Bank Central Asia	4,400	9,680
Bank Mandiri Persero	36,500	18,377
Bank Negara Indonesia Persero	55,700	27,166
Bank Rakyat Indonesia Persero	755,900	220,201
Bumi Serpong Damai *	411,300	28,687
Gudang Garam	2,900	10,300
Indofood Sukses Makmur	134,600	60,885
Jasa Marga Persero	37,400	12,177
Pakuwon Jati	656,800	24,237
Semen Indonesia Persero	12,100	8,890
XL Axiata *	516,100	93,088
		624,692

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 0.9%
Assicurazioni Generali	13,494	$241,663
Enel	58,524	492,056
Ferrari	1,460	229,450
Intesa Sanpaolo	122,005	296,058
Leonardo	7,132	73,560
Mediobanca Banca di Credito Finanziario	15,697	142,766
Moncler	1,188	46,364
Poste Italiane	19,284	205,153
Prysmian	3,611	85,982
Recordati	1,626	69,742
Snam	7,302	36,081
STMicroelectronics	8,700	236,932
Terna Rete Elettrica Nazionale	11,972	79,283
UniCredit	13,737	175,225
		2,410,315
JAPAN — 5.5%
ABC-Mart	1,900	106,747
Advantest	5,100	228,368
AGC	600	16,779
Air Water	2,300	30,201
Alfresa Holdings	1,100	19,122
Alps Alpine	800	11,804
Amada Holdings	11,200	103,077
Asahi Intecc	3,300	77,589
Asahi Kasei	4,100	33,667
Astellas Pharma	5,200	81,228
Bandai Namco Holdings	4,300	212,474
Bridgestone	4,500	148,919
Brother Industries	6,200	107,123
Casio Computer	5,200	89,021
Central Japan Railway	800	130,087
Chubu Electric Power	1,200	15,514
Chugai Pharmaceutical	2,800	302,790
Credit Saison	2,300	32,991
Dai Nippon Printing	3,900	92,520
Daiichi Sankyo	4,900	298,276
Daikin Industries	1,100	148,323
Disco	400	78,264

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
East Japan Railway	1,200	$92,302
Fast Retailing	100	49,507
Fuji Electric	1,000	26,890
FUJIFILM Holdings	4,200	203,348
Fujitsu	2,400	249,612
Hakuhodo DY Holdings	7,300	83,039
Hamamatsu Photonics	700	26,989
Hikari Tsushin	700	131,989
Hirose Electric	400	42,272
Hitachi	8,500	282,900
Hitachi High-Technologies	3,200	232,216
Honda Motor	1,300	33,249
Hoshizaki	300	25,234
Hoya	3,800	332,681
ITOCHU	12,900	293,451
Itochu Techno-Solutions	5,400	147,033
Japan Airlines	1,300	31,888
Japan Airport Terminal	700	27,176
Japan Prime Realty Investment ‡	21	92,564
Japan Real Estate Investment ‡	19	129,540
JSR	4,100	71,092
Kakaku.com	2,800	59,422
Kamigumi	3,200	61,018
Kaneka	1,500	39,837
Kansai Paint	3,700	80,007
Kao	400	28,967
KDDI	11,800	333,347
Keihan Holdings	3,100	125,107
Keio	1,600	76,459
Keyence	300	94,600
Kobayashi Pharmaceutical	400	28,901
Kyocera	3,700	230,011
Lion	1,200	19,432
LIXIL Group	5,500	81,220
M3	4,100	104,569
Marubeni	5,400	35,343
Marui Group	1,300	25,411
Medipal Holdings	5,800	104,045

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
MEIJI Holdings	600	$35,112
Minebea Mitsumi	2,000	34,539
Mitsubishi	4,700	115,931
Mitsubishi Electric	14,000	173,573
Mitsubishi Heavy Industries	3,900	122,628
Mitsubishi UFJ Lease & Finance	13,000	73,470
Mitsui	4,500	73,929
Mitsui Fudosan	900	20,475
MS&AD Insurance Group Holdings	6,000	191,995
Murata Manufacturing	2,000	103,518
Nabtesco	900	23,825
Nexon	2,000	31,555
NGK Spark Plug	2,700	43,640
Nintendo	500	169,225
Nippon Building Fund ‡	17	127,455
Nippon Paint Holdings	900	40,571
Nippon Telegraph & Telephone	20,100	468,887
Nisshin Seifun Group	2,400	39,919
Nitto Denko	900	44,568
Nomura Holdings	8,500	37,343
Nomura Real Estate Holdings	1,500	32,334
Nomura Research Institute	7,300	159,951
NTT Data	7,500	88,392
Obayashi	3,000	29,915
Obic	1,400	169,272
Olympus	14,400	259,248
Omron	3,000	157,415
Oracle Japan	700	53,690
Oriental Land	1,200	135,664
ORIX	1,700	27,285
Otsuka	2,600	112,119
Pan Pacific International Holdings	5,000	82,348
Park24	1,000	19,444
Persol Holdings	2,200	29,165
Recruit Holdings	6,200	209,303
Ricoh	2,600	23,951
Rohm	300	19,289
Sankyo	1,700	55,322

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Santen Pharmaceutical	1,200	$19,219
Secom	1,200	94,207
Sega Sammy Holdings	1,800	23,493
Sekisui Chemical	4,100	59,736
Sekisui House	8,200	158,731
SG Holdings	5,400	105,727
Shimadzu	2,600	62,459
Shimano	200	27,791
Shimizu	5,100	45,605
Shin-Etsu Chemical	3,000	328,556
Shinsei Bank	2,200	28,767
Shionogi	1,000	53,352
Shiseido	400	23,538
SMC	300	117,577
SoftBank Group	1,500	69,180
Sohgo Security Services	600	27,742
Sony	1,600	100,889
Sony Financial Holdings	3,800	75,090
Subaru	7,000	167,064
SUMCO	2,300	34,085
Sumitomo	2,200	31,162
Sumitomo Electric Industries	1,200	14,117
Sumitomo Heavy Industries	2,200	46,980
Sumitomo Mitsui Trust Holdings	600	20,317
Suzuken	2,900	94,149
Sysmex	900	57,439
Taiheiyo Cement	1,200	29,315
Taiyo Nippon Sanso	4,500	79,781
TDK	1,800	171,115
Teijin	1,600	26,073
Terumo	3,800	121,437
THK	1,800	40,524
Toho	3,100	93,627
Toho Gas	2,800	93,980
Tokio Marine Holdings	2,800	148,082
Tokyo Electron	1,400	288,346
Tokyo Gas	2,400	48,083
Toppan Printing	5,800	100,214

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Tosoh	3,400	$45,741
Toyo Suisan Kaisha	1,800	69,931
Toyoda Gosei	2,600	55,864
Toyota Industries	2,200	113,355
Toyota Motor	15,100	989,105
Toyota Tsusho	700	20,748
Unicharm	2,200	69,926
Welcia Holdings	500	29,559
West Japan Railway	1,400	97,744
Yamaha	1,900	92,126
Yamazaki Baking	1,100	18,195
Yokogawa Electric	2,400	38,405
Yokohama Rubber	2,700	43,489
Z Holdings	29,100	104,869
		15,050,423
MALAYSIA — 0.2%
AMMB Holdings	60,700	53,208
Fraser & Neave Holdings	1,400	10,183
Gamuda	99,600	78,062
Hong Leong Financial Group	10,000	36,239
Malaysia Airports Holdings	10,500	16,487
MISC	26,100	46,932
Petronas Dagangan	2,500	13,588
RHB Bank	58,800	77,426
Sime Darby	25,500	12,079
Telekom Malaysia	138,600	121,355
		465,559
MEXICO — 0.2%
Fibra Uno Administracion ‡	69,400	105,107
Grupo Aeroportuario del Pacifico, Cl B	4,900	53,025
Grupo Bimbo, Ser A	13,200	19,911
Grupo Financiero Banorte, Cl O	2,900	15,856
Grupo Mexico	66,300	156,664
Kimberly-Clark de Mexico, Cl A	35,600	67,771
Megacable Holdings	6,200	20,821
Promotora y Operadora de Infraestructura	2,830	27,726
Wal-Mart de Mexico	7,700	21,677
		488,558

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 0.5%
ASML Holding	2,742	$751,895
Heineken	416	41,419
Koninklijke Ahold Delhaize	1,524	35,614
Koninklijke DSM	2,094	235,483
Koninklijke KPN	13,687	33,258
Koninklijke Philips	1,837	78,429
Randstad	2,620	135,005
Wolters Kluwer	1,455	106,353
		1,417,456
NORWAY — 0.1%
DNB	908	15,101
Gjensidige Forsikring	3,808	76,674
Orkla	10,695	90,064
Schibsted, Cl B	962	23,116
		204,955
PHILIPPINES — 0.1%
Globe Telecom	1,525	53,178
International Container Terminal Services	8,270	17,158
Manila Electric	1,990	10,529
Megaworld	229,700	15,330
Robinsons Land	149,100	62,218
Universal Robina	5,240	14,508
		172,921
POLAND — 0.1%
CD Projekt	1,809	128,812
Cyfrowy Polsat	12,417	80,035
Dino Polska *	584	21,154
KGHM Polska Miedz	1,531	27,686
Orange Polska	49,341	77,813
Polski Koncern Naftowy ORLEN	1,339	20,076
Powszechna Kasa Oszczednosci Bank Polski	4,038	32,292
		387,868
PORTUGAL — 0.1%
Jeronimo Martins SGPS	7,975	140,491

SINGAPORE — 0.2%
Ascendas Real Estate Investment Trust ‡	19,500	42,862
CapitaLand Mall Trust ‡	43,000	70,378

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — continued
ComfortDelGro	49,600	$69,513
Singapore Technologies Engineering	8,700	26,197
United Overseas Bank	900	15,928
Venture	1,400	16,522
Wilmar International	76,600	218,114
		459,514
SOUTH AFRICA — 0.5%
Absa Group	6,471	55,711
Anglo American Platinum	2,853	191,310
AngloGold Ashanti ADR	7,470	130,352
Bidvest Group	1,323	15,258
Capitec Bank Holdings	279	23,408
Clicks Group	4,236	64,499
Exxaro Resources	5,798	41,904
FirstRand	2,779	9,892
Foschini Group	4,363	35,098
Gold Fields ADR	12,383	73,431
Impala Platinum Holdings *	19,398	153,965
Investec	3,752	19,180
Kumba Iron Ore	5,477	99,667
Liberty Holdings	3,634	21,980
Momentum Metropolitan Holdings	41,567	47,497
MTN Group	17,328	81,903
Pick n Pay Stores	4,249	15,096
RMB Holdings	2,794	12,635
Sanlam	4,220	17,726
Sibanye Stillwater	47,268	95,354
SPAR Group	927	9,821
Standard Bank Group	2,218	21,069
Telkom SOC	19,380	32,478
Vodacom Group	3,995	28,232
		1,297,466
SOUTH KOREA — 1.3%
BGF retail	136	16,934
Cheil Worldwide	2,814	44,713
Coway	603	34,206
Daelim Industrial *	708	42,099
Doosan Bobcat	1,247	29,086
Fila Korea	430	13,619

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
GS Retail	868	$25,194
Hanon Systems	2,992	25,946
Hyundai Glovis	618	62,298
Hyundai Mobis	949	164,701
Kakao	511	72,849
Kangwon Land *	1,980	37,353
Kia Motors	6,717	199,402
Korea Investment Holdings *	1,549	80,113
Korea Zinc *	311	106,564
KT&G	410	28,536
LG	187	10,422
LG Electronics	373	18,594
LG Innotek	248	26,691
Meritz Securities	10,449	29,901
NCSoft	122	65,075
Posco International	3,022	37,276
Samsung Card	1,312	36,309
Samsung Electronics	37,183	1,644,810
Samsung Engineering *	3,526	40,869
Shinhan Financial Group	1,517	40,193
Shinsegae	110	21,288
SK Hynix	5,931	422,881
SK Telecom	109	19,029
		3,396,951
SPAIN — 0.2%
ACS Actividades de Construccion y Servicios	1,944	57,940
Aena SME	591	94,950
Iberdrola	31,951	364,957
		517,847
SWEDEN — 0.8%
Assa Abloy, Cl B	7,917	177,959
Atlas Copco, Cl A	10,956	391,456
Boliden	2,701	56,097
Electrolux	3,402	69,158
Epiroc, Cl A	6,838	78,903
Essity, Cl B	2,515	75,338
Hennes & Mauritz, Cl B	13,560	245,718
Hexagon, Cl B	302	16,184

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Husqvarna, Cl B	3,124	$20,947
Investor, Cl B	1,869	93,226
L E Lundbergforetagen, Cl B	2,653	110,000
Sandvik	11,230	185,900
Securitas, Cl B	1,928	26,213
Skandinaviska Enskilda Banken, Cl A	5,210	49,820
Skanska, Cl B	6,668	145,163
SKF, Cl B	11,096	195,008
Tele2, Cl B	4,405	64,066
Volvo, Cl B	10,800	168,373
		2,169,529
SWITZERLAND — 1.9%
Adecco Group	2,567	137,210
Baloise Holding	412	66,355
Chocoladefabriken Lindt & Spruengli	5	39,005
EMS-Chemie Holding	88	51,546
Geberit	375	186,921
Kuehne + Nagel International	1,107	161,868
LafargeHolcim	5,067	236,540
Nestle	13,464	1,382,322
Novartis	6,571	556,150
Partners Group Holding	42	36,345
Roche Holding	3,987	1,282,582
Sika	198	35,295
Sonova Holding	675	160,903
Straumann Holding	52	48,638
Swiss Life Holding	554	253,077
Swisscom	98	52,277
Vifor Pharma	876	146,398
Zurich Insurance Group	1,153	445,680
		5,279,112
TAIWAN — 2.7%
Accton Technology	19,000	100,640
Acer	72,000	38,209
Advantech	9,000	85,753
ASE Technology Holding	56,000	128,269
Asia Cement	92,000	133,229
Catcher Technology	20,000	150,961

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Chailease Holding	23,110	$85,436
Chang Hwa Commercial Bank	134,420	102,100
Chicony Electronics	39,000	105,339
Compal Electronics	18,000	10,861
CTBC Financial Holding	80,000	59,168
Delta Electronics	12,000	53,972
E.Sun Financial Holding	205,215	193,965
Eclat Textile	3,000	34,806
Eva Airways	152,310	59,919
Far Eastern New Century	48,000	44,263
Feng TAY Enterprise	4,900	27,118
First Financial Holding	52,650	40,920
Formosa Petrochemical	11,000	30,808
Formosa Taffeta	39,000	42,739
Foxconn Technology	40,000	77,401
Fubon Financial Holding	31,000	44,839
Giant Manufacturing	9,000	48,224
Globalwafers	8,000	104,393
Hon Hai Precision Industry	115,000	291,945
Hotai Motor	6,000	121,231
Hua Nan Financial Holdings	16,872	11,841
Inventec	64,000	47,761
Largan Precision	1,000	140,713
Lite-On Technology	75,000	106,002
MediaTek	22,000	257,081
Mega Financial Holding	54,000	57,089
Micro-Star International	39,000	114,489
Nan Ya Plastics	5,000	11,129
Nanya Technology	64,000	159,667
Nien Made Enterprise	6,000	46,891
Novatek Microelectronics	27,000	167,662
Pegatron	74,000	149,014
Phison Electronics	7,000	74,893
Pou Chen	43,000	47,866
Powertech Technology	41,000	135,010
President Chain Store	3,000	29,028
Quanta Computer	25,000	50,074
Realtek Semiconductor	23,000	166,848

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Shanghai Commercial & Savings Bank *	37,843	$62,089
SinoPac Financial Holdings	246,000	104,170
Standard Foods	31,000	68,565
Synnex Technology International	42,000	51,481
Taiwan Business Bank	345,450	135,557
Taiwan Cement	110,973	153,127
Taiwan Cooperative Financial Holding	154,500	105,931
Taiwan High Speed Rail	20,000	22,528
Taiwan Semiconductor Manufacturing ADR	28,513	1,535,140
Uni-President Enterprises	12,000	28,671
United Microelectronics	261,000	127,133
Vanguard International Semiconductor	29,000	69,689
Walsin Technology	20,000	135,720
Win Semiconductors	10,000	84,743
Winbond Electronics	192,000	99,163
Wistron	146,000	127,938
Wiwynn *	8,000	185,093
Yageo	7,000	90,606
Yuanta Financial Holding	171,000	107,144
Zhen Ding Technology Holding	50,000	186,594
		7,470,648
THAILAND — 0.2%
Advanced Info Service NVDR	19,500	124,069
Bangkok Bank NVDR	4,800	20,078
Bangkok Dusit Medical Services NVDR	31,800	22,482
CP ALL NVDR	4,800	10,037
Home Product Center NVDR	35,200	14,390
Kasikornbank NVDR	4,200	15,894
Krung Thai Bank NVDR	58,700	26,104
Land & Houses NVDR	112,000	29,911
PTT NVDR	23,700	29,440
PTT Exploration & Production NVDR	25,600	87,435
Siam Commercial Bank NVDR	10,400	28,903
Srisawad NVDR	15,100	32,461
Thai Union Group NVDR	34,300	16,719
		457,923
TURKEY — 0.3%
Akbank T.A.S.	109,048	118,648

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
Anadolu Efes Biracilik Ve Malt Sanayii	5,266	$18,573
Arcelik	41,375	123,509
BIM Birlesik Magazalar	2,567	19,794
Eregli Demir ve Celik Fabrikalari	75,092	99,830
Ford Otomotiv Sanayi	8,023	100,906
KOC Holding	42,575	118,088
TAV Havalimanlari Holding	2,660	8,718
Turkcell Iletisim Hizmetleri	9,194	20,722
Turkiye Garanti Bankasi	77,424	118,820
Turkiye Is Bankasi, Cl C	128,332	117,975
		865,583
UNITED KINGDOM — 1.3%
Admiral Group	2,931	80,073
Anglo American	3,959	91,749
Antofagasta	1,525	14,941
Ashtead Group	2,476	76,301
Associated British Foods	885	25,605
AstraZeneca	6,880	602,169
Auto Trader Group	4,696	31,357
BAE Systems	3,592	28,158
Barratt Developments	26,089	253,835
Berkeley Group Holdings	2,425	148,789
BHP Group	1,273	23,415
British American Tobacco	4,125	162,162
Burberry Group	755	16,125
Compass Group	1,799	39,622
Croda International	450	26,273
Diageo	2,000	71,050
Direct Line Insurance Group	7,077	28,078
Evraz	5,304	22,450
Experian	6,188	206,472
GlaxoSmithKline	1,261	25,192
GVC Holdings	5,241	53,960
Halma	5,740	143,287
Meggitt	10,457	73,524
Melrose Industries	38,413	104,538
Micro Focus International	4,907	47,048
National Grid	3,250	41,020

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Next	1,650	$129,377
Persimmon	1,214	44,588
RELX	3,655	87,646
Rentokil Initial	10,623	66,298
Rio Tinto	8,883	418,600
Sage Group	4,205	37,127
Smith & Nephew	1,772	39,595
Spirax-Sarco Engineering	369	40,148
Taylor Wimpey	82,426	215,798
Unilever	650	34,867
United Utilities Group	2,190	26,572
Whitbread	730	36,918
WPP	1,371	13,230
		3,627,957
Total Common Stock
(Cost $81,706,899)		82,685,542

PREFERRED STOCK — 0.2%
BRAZIL — 0.2% (1)
Cia Brasileira de Distribuicao	1,100	17,824
Petroleo Brasileiro	81,900	458,775
Telefonica Brasil	13,500	161,116
Total Preferred Stock
(Cost $710,846)		637,715

SHORT-TERM INVESTMENT — 3.0%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (A)
(Cost $8,226,822)	8,226,822	8,226,822
Total Investments — 100.2%
(Cost $279,775,120)		$273,398,919

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

A list of open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI Emerging Markets	11	Mar-2020	$612,401	$554,840	$(57,561)
S&P TSX 60 Index	7	Mar-2020	1,096,545	1,012,986	(49,265)
SGX Nifty 50	145	Mar-2020	3,425,998	3,238,430	(187,568)
			$5,134,944	$4,806,256	$(294,394)

A list of open total return swap agreements held by the Fund at February, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	02/16/2021	USD	1,822,708	$(211,342)	$(211,342)

Percentages are based on Net Assets of $272,811,242.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of February 29, 2020.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR— Non-Voting Depository Receipt

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

The following table summarizes the inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$181,848,840	$—	$—	$181,848,840
Common Stock
Australia	2,772,309	—	—	2,772,309
Austria	260,434	—	—	260,434
Belgium	181,474	—	—	181,474
Brazil	1,703,321	—	—	1,703,321
Canada	3,627,963	—	—	3,627,963
China	1,479,059	—	—	1,479,059
Denmark	772,190	—	—	772,190
Finland	713,922	—	—	713,922
France	6,234,115	—	—	6,234,115
Germany	2,844,055	—	—	2,844,055
Hong Kong	15,101,392	—	—	15,101,392
Hungary	89,540	—	—	89,540
Indonesia	624,692	—	—	624,692
Italy	2,410,315	—	—	2,410,315
Japan	15,050,423	—	—	15,050,423
Malaysia	465,559	—	—	465,559
Mexico	488,558	—	—	488,558
Netherlands	1,417,456	—	—	1,417,456
Norway	204,955	—	—	204,955
Philippines	172,921	—	—	172,921
Poland	387,868	—	—	387,868
Portugal	140,491	—	—	140,491
Singapore	459,514	—	—	459,514
South Africa	1,297,466	—	—	1,297,466
South Korea	3,396,951	—	—	3,396,951
Spain	517,847	—	—	517,847
Sweden	2,169,529	—	—	2,169,529
Switzerland	5,279,112	—	—	5,279,112
Taiwan	6,830,550	640,098	—	7,470,648
Thailand	457,923	—	—	457,923
Turkey	865,583	—	—	865,583
United Kingdom	3,627,957	—	—	3,627,957
Total Common Stock	82,045,444	640,098	—	82,685,542
Preferred Stock
Brazil	637,715	—	—	637,715
Short-Term Investment	8,226,822	—	—	8,226,822
Total Investments in Securities	$272,758,821	$640,098	$—	$273,398,919

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(294,394)	$—	$—	$(294,394)
Total Return Swap^
Unrealized Depreciation	—	(211,342)	—	(211,342)
Total Other Financial Instruments	$(294,394)	$(211,342)	$—	$(505,736)

^	Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended February 29, 2020, there were no transfers in or out of level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 71.0%
	Shares	Value
EQUITY FUNDS — 71.0%
DFA Emerging Markets Core Equity Portfolio, Cl I	2,296,204	$44,546,366
DFA International Core Equity Portfolio, Cl I	1,098,625	13,414,206
DFA International Real Estate Securities, Cl I	2,556,511	11,734,385
DFA International Vector Equity Portfolio, Cl I	4,851,593	51,669,463
DFA Real Estate Securities Portfolio, Cl I	568,190	21,937,806
DFA US Core Equity 2 Portfolio, Cl I	3,261,461	68,914,679
DFA US Large Capital Value Portfolio, Cl I	331,526	10,996,731
DFA US Targeted Value Portfolio, Cl I	236,680	4,582,125
DFA US Vector Equity Portfolio, Cl I	4,395,901	74,466,570
iShares Edge MSCI Min Vol Global ETF	565,609	51,000,963
Vanguard U.S. Value Factor	83,900	5,434,203
Total Registered Investment Companies
(Cost $363,961,545)		358,697,497

COMMON STOCK — 26.9%
AUSTRALIA — 0.5%
Aristocrat Leisure	5,048	108,127
Aurizon Holdings	17,052	53,402
Australia & New Zealand Banking Group	1,224	19,645
Brambles	7,362	56,947
Coca-Cola Amatil	8,442	61,626
Coles Group	4,026	37,051

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Commonwealth Bank of Australia	1,741	$92,171
Crown Resorts	1,799	11,878
CSL	1,044	206,734
Dexus ‡	2,210	17,409
Fortescue Metals Group	37,311	237,219
Goodman Group ‡	13,255	128,685
Harvey Norman Holdings	24,777	59,618
Macquarie Group	713	62,249
Magellan Financial Group	3,390	121,623
Medibank Pvt	40,537	74,305
Mirvac Group ‡	52,900	103,802
National Australia Bank	4,791	77,779
Orica	7,651	98,253
QBE Insurance Group	7,289	63,968
REA Group	415	26,346
Santos	29,659	131,525
Sonic Healthcare	3,416	64,044
Suncorp Group	3,040	22,330
Telstra	66,065	147,241
Wesfarmers	1,933	50,809
Westpac Banking	1,628	24,929
Woolworths Group	2,242	56,407
		2,216,122
AUSTRIA — 0.0%
OMV	2,820	118,354
Verbund	1,138	53,733
		172,087
BELGIUM — 0.0%
Ageas	1,331	61,658
Proximus SADP	2,771	68,364
UCB	190	17,561
		147,583
BRAZIL — 0.3%
B3 - Brasil Bolsa Balcao	10,400	109,537
Banco Bradesco ADR	1,128	7,648
Banco do Brasil	12,900	133,676
BR Malls Participacoes	5,000	18,225
CCR	5,200	18,803

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,217	$120,097
Cia Siderurgica Nacional	29,900	74,217
Cosan	1,700	27,610
IRB Brasil Resseguros S	1,100	8,098
Itausa - Investimentos Itau	27,700	74,579
JBS	28,200	141,255
Lojas Renner	4,500	52,588
Multiplan Empreendimentos Imobiliarios	2,200	15,005
Natura & Holding	900	9,071
Petrobras Distribuidora	17,100	98,121
Porto Seguro	600	8,025
Sul America	9,700	115,613
TIM Participacoes ADR	3,216	57,984
Vale ADR, Cl B	6,888	67,640
WEG	17,000	162,705
		1,320,497
CANADA — 0.6%
Air Canada, Cl B *	4,459	113,780
Alimentation Couche-Tard, Cl B	6,081	184,661
AltaGas	3,641	54,442
Atco, Cl I	1,791	66,823
BCE	4,116	180,770
Brookfield Asset Management, Cl A	4,752	284,182
CAE	2,242	59,982
Canadian Pacific Railway	463	114,752
Canadian Utilities, Cl A	775	22,934
CGI, Cl A *	1,748	122,819
CI Financial	5,870	97,480
Constellation Software	136	138,551
Dollarama	949	27,899
Empire	1,438	32,129
Gildan Activewear	456	11,045
H&R Real Estate Investment Trust ‡	1,129	16,326
Hydro One	1,426	28,621
iA Financial	2,427	115,523
IGM Financial	3,093	82,472
Intact Financial	1,593	172,669

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Magna International	2,786	$126,799
Manulife Financial	13,020	218,835
National Bank of Canada	2,479	128,858
Onex	718	40,312
Open Text	1,055	44,173
Royal Bank of Canada	1,610	119,732
Shopify, Cl A *	65	30,180
Sun Life Financial	4,250	183,615
Wheaton Precious Metals	1,224	34,807
WSP Global	771	50,818
		2,905,989
CHINA — 0.2%
Agricultural Bank of China, Cl A	31,800	15,489
Anhui Conch Cement, Cl A	3,288	25,818
Bank of Beijing, Cl A	26,800	19,545
Bank of China, Cl A	31,200	15,847
Bank of Communications, Cl A	23,300	17,362
Bank of Ningbo, Cl A	2,400	8,621
Bank of Shanghai, Cl A	12,297	15,175
Baoshan Iron & Steel, Cl A	13,800	10,270
BOE Technology Group, Cl A	37,000	25,858
BYD, Cl A	1,700	15,599
China Everbright Bank, Cl A	30,400	16,398
China Fortune Land Development, Cl A	3,900	13,153
China International Travel Service, Cl A	1,900	21,366
China Merchants Bank, Cl A	5,100	24,900
China Merchants Securities, Cl A	5,500	13,805
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	20,773
China Minsheng Banking, Cl A	24,100	19,715
China Pacific Insurance Group, Cl A	1,900	8,631
China Petroleum & Chemical, Cl A	19,200	12,670
China Railway Construction, Cl A	8,500	11,555
China Shipbuilding Industry, Cl A	23,100	14,597
China State Construction Engineering, Cl A	14,000	10,732
China United Network Communications, Cl A	11,800	9,245
China Vanke, Cl A	6,100	25,769
China Yangtze Power, Cl A	3,400	8,270

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
CITIC Securities, Cl A	7,000	$23,393
CRRC, Cl A	11,000	10,078
Daqin Railway, Cl A	12,600	12,756
Foshan Haitian Flavouring & Food, Cl A	1,500	21,323
Gree Electric Appliances of Zhuhai, Cl A	1,900	16,445
Guotai Junan Securities, Cl A	5,377	12,993
Haier Smart Home, Cl A	5,441	13,447
Haitong Securities, Cl A	8,300	16,783
Hangzhou Hikvision Digital Technology, Cl A	6,307	31,513
Huatai Securities, Cl A	5,700	15,001
Huaxia Bank, Cl A	20,800	20,679
Industrial & Commercial Bank of China, Cl A	16,300	12,311
Industrial Bank, Cl A	5,400	13,321
Inner Mongolia Yili Industrial Group, Cl A	3,200	13,175
Jiangsu Hengrui Medicine, Cl A	3,000	36,089
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	12,546
Kweichow Moutai, Cl A	400	60,205
Luxshare Precision Industry, Cl A	5,704	38,424
Luzhou Laojiao, Cl A	1,900	20,284
Midea Group, Cl A	2,100	15,962
NARI Technology, Cl A	5,400	15,345
New China Life Insurance, Cl A	2,100	13,241
PetroChina, Cl A	16,800	12,150
Ping An Bank, Cl A	7,000	14,471
Ping An Insurance Group of China, Cl A	3,200	35,435
Poly Developments and Holdings Group, Cl A	9,100	20,962
SAIC Motor, Cl A	3,100	9,821
Sany Heavy Industry, Cl A	12,400	30,938
Shanghai Pudong Development Bank, Cl A	10,000	15,456
Shenwan Hongyuan Group, Cl A	19,500	13,065
Suning.com, Cl A	8,900	11,857
Tsingtao Brewery, Cl H	18,000	93,163
Wuliangye Yibin, Cl A	2,000	35,119
Yonghui Superstores, Cl A	10,200	12,586
		1,151,500
DENMARK — 0.1%
Carlsberg, Cl B	883	115,850
Chr Hansen Holding	231	16,481

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Coloplast, Cl B	96	$12,830
DSV Panalpina	1,153	116,155
Novo Nordisk, Cl B	3,991	233,268
Orsted	235	24,179
Tryg	2,800	77,458
Vestas Wind Systems	380	36,887
		633,108
FINLAND — 0.1%
Elisa	1,385	79,279
Kone, Cl B	3,358	189,972
Neste	2,596	102,631
Orion, Cl B	579	23,010
Stora Enso, Cl R	1,272	15,183
UPM-Kymmene	5,231	160,999
		571,074
FRANCE — 1.0%
Air Liquide	1,704	231,927
Airbus	1,400	167,455
Amundi	2,064	147,938
Atos	426	31,762
AXA	10,707	248,656
BNP Paribas	6,702	325,716
Bouygues	3,037	119,544
Bureau Veritas	1,291	31,563
Carrefour	3,371	58,303
Cie de Saint-Gobain	2,391	83,834
Cie Generale des Etablissements Michelin SCA	1,051	112,128
CNP Assurances	836	13,096
Credit Agricole	21,824	261,777
Danone	373	26,282
Dassault Systemes	311	49,020
Edenred	574	29,951
Eiffage	534	56,878
EssilorLuxottica	434	59,080
Faurecia	2,934	133,627
Hermes International	328	229,469
Kering	148	83,209
Legrand	668	50,974

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
L’Oreal	248	$66,221
LVMH Moet Hennessy Louis Vuitton	1,663	685,037
Peugeot	6,971	135,607
Safran	1,124	155,082
Sanofi	2,821	262,213
Sartorius Stedim Biotech	458	87,067
Schneider Electric	3,162	316,317
SCOR	857	30,809
Societe Generale	2,918	82,306
Sodexo	858	82,288
Suez	1,874	29,654
Teleperformance	96	23,384
Thales	212	21,348
TOTAL	2,362	102,046
Valeo	4,312	108,977
Veolia Environnement	1,298	37,240
Vinci	621	62,723
		4,840,508
GERMANY — 0.4%
adidas	877	243,768
Allianz	1,666	359,360
Brenntag	1,520	68,036
Carl Zeiss Meditec	1,028	107,840
Deutsche Boerse	467	73,530
Deutsche Post	4,650	139,719
Evonik Industries	1,541	38,292
GEA Group	3,378	89,684
Hannover Rueck	1,261	225,138
HeidelbergCement	2,133	127,225
KION Group	584	31,177
MTU Aero Engines	149	36,649
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	697	177,891
Puma	269	20,640
RWE	433	14,953
SAP	1,827	226,188
Volkswagen	1,142	192,635
		2,172,725

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 2.3%
Agile Group Holdings	66,000	$92,273
Agricultural Bank of China, Cl H	261,000	103,878
Air China, Cl H	22,000	17,571
Anhui Conch Cement, Cl H	38,500	280,736
ANTA Sports Products	17,000	136,920
ASM Pacific Technology	7,100	83,697
BAIC Motor, Cl H	121,000	59,305
Bank of China, Cl H	513,000	201,709
Bank of Communications, Cl H	21,000	13,358
BOC Aviation	1,800	15,641
Bosideng International Holdings	180,000	52,490
BYD Electronic International	11,000	20,601
China Agri-Industries Holdings	115,000	62,369
China Aoyuan Group	84,000	120,003
China Coal Energy, Cl H	37,000	11,944
China Conch Venture Holdings	4,500	21,886
China Construction Bank, Cl H	974,000	783,939
China Everbright Bank, Cl H	380,000	152,224
China Jinmao Holdings Group	172,000	124,677
China Lesso Group Holdings	93,000	139,032
China Medical System Holdings	81,000	99,753
China Mengniu Dairy	3,000	10,723
China Merchants Bank, Cl H	132,500	627,258
China Minsheng Banking, Cl H	307,500	206,056
China National Building Material, Cl H	126,000	144,498
China Overseas Land & Investment	54,000	179,823
China Railway Construction, Cl H	11,500	13,091
China Resources Beer Holdings	12,000	55,217
China Resources Cement Holdings	90,000	112,722
China Resources Gas Group	14,000	69,738
China Resources Land	48,000	219,774
China Shenhua Energy, Cl H	10,500	18,119
China Tower, Cl H	378,000	90,992
China Unicom Hong Kong	46,000	36,283
China Vanke, Cl H	29,700	113,642
CIFI Holdings Group	164,000	124,247
CITIC	10,000	11,012
CK Asset Holdings	2,000	12,342

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
CLP Holdings	2,000	$20,956
CNOOC	237,000	323,931
Country Garden Holdings	140,000	183,951
Country Garden Services Holdings	33,000	127,835
CSPC Pharmaceutical Group	58,000	132,289
ENN Energy Holdings	3,300	36,412
Geely Automobile Holdings	71,000	122,681
Great Wall Motor, Cl H	163,500	117,724
Guangzhou R&F Properties	36,000	55,575
Haier Electronics Group	32,000	91,130
Haitian International Holdings	23,000	45,198
Hang Lung Properties	11,000	23,770
Hang Seng Bank	700	14,518
Henderson Land Development	5,800	26,578
Hong Kong & China Gas	7,000	13,351
Hua Hong Semiconductor	3,000	6,360
Hysan Development	4,000	14,295
Industrial & Commercial Bank of China, Cl H	1,516,000	1,024,594
Kaisa Group Holdings	170,000	75,165
Kerry Properties	5,500	15,550
Kingboard Laminates Holdings	76,000	75,227
KWG Group Holdings	96,000	139,303
Lenovo Group	28,000	17,146
Li Ning	45,500	120,382
Link ‡	1,800	16,616
Logan Property Holdings	84,000	142,893
Longfor Group Holdings	44,500	206,154
Luye Pharma Group	21,000	12,768
Meituan Dianping, Cl B *	29,900	379,232
MTR	6,000	33,485
New China Life Insurance, Cl H	3,100	11,673
New World Development	10,000	12,789
PICC Property & Casualty, Cl H	136,000	139,688
Ping An Insurance Group of China, Cl H	85,500	947,737
Postal Savings Bank of China, Cl H	445,000	279,218
Seazen Group	124,000	126,720
Shandong Weigao Group Medical Polymer, Cl H	88,000	112,397
Shenzhen Expressway, Cl H	26,000	31,449

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Shenzhen International Holdings	5,874	$11,231
Shenzhen Investment	96,000	32,055
Shenzhou International Group Holdings	800	9,626
Shimao Property Holdings	42,000	149,090
Shui On Land	78,000	15,421
Sino Biopharmaceutical	78,000	112,640
Sinopharm Group, Cl H	4,000	12,279
Sinotruk Hong Kong	52,000	98,832
SJM Holdings	16,000	18,826
SSY Group	10,000	8,335
Sun Hung Kai Properties	2,500	35,177
Sunac China Holdings	39,000	210,651
Techtronic Industries	2,500	20,133
Tingyi Cayman Islands Holding	24,000	43,680
Uni-President China Holdings	28,000	28,898
Vitasoy International Holdings	4,000	14,385
Want Want China Holdings	77,000	58,962
Weichai Power, Cl H	98,000	195,309
WH Group	120,500	122,251
Yanzhou Coal Mining, Cl H	120,000	90,749
Yihai International Holding	17,000	113,947
Yue Yuen Industrial Holdings	6,000	14,390
Yuexiu Property	370,000	75,006
Yuzhou Properties	199,000	97,608
Zhejiang Expressway, Cl H	10,000	7,504
Zhongsheng Group Holdings	32,000	121,009
Zoomlion Heavy Industry Science and Technology	158,400	131,586
		11,765,863
HUNGARY — 0.0%
OTP Bank Nyrt	1,730	75,306

INDONESIA — 0.1%
Adaro Energy	1,073,000	86,460
Astra International	18,700	7,177
Bank Central Asia	3,500	7,700
Bank Mandiri Persero	28,300	14,248
Bank Negara Indonesia Persero	44,200	21,557
Bank Rakyat Indonesia Persero	586,400	170,824

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Bumi Serpong Damai *	234,500	$16,356
Gudang Garam	2,200	7,814
Indofood Sukses Makmur	100,500	45,460
Jasa Marga Persero	30,900	10,061
Pakuwon Jati	539,900	19,923
Semen Indonesia Persero	9,400	6,906
XL Axiata *	402,400	72,580
		487,066
IRELAND — 0.0%
Globe Life	536	49,666

ITALY — 0.4%
Assicurazioni Generali	11,451	205,075
Enel	45,606	383,445
Ferrari	1,117	175,545
Intesa Sanpaolo	87,821	213,107
Leonardo	5,207	53,705
Mediobanca Banca di Credito Finanziario	11,867	107,932
Moncler	1,850	72,200
Poste Italiane	15,834	168,450
Prysmian	2,668	63,528
Recordati	1,118	47,953
Snam	8,262	40,825
STMicroelectronics	6,847	186,468
Terna Rete Elettrica Nazionale	12,855	85,131
UniCredit	10,291	131,269
		1,934,633
JAPAN — 2.3%
ABC-Mart	1,600	89,892
Advantest	3,900	174,635
AGC	500	13,983
Air Water	1,600	21,009
Alfresa Holdings	1,000	17,384
Alps Alpine	700	10,328
Amada Holdings	8,800	80,989
Asahi Intecc	2,400	56,429
Asahi Kasei	1,600	13,139
Astellas Pharma	3,100	48,424

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Bandai Namco Holdings	3,000	$148,238
Bridgestone	4,500	148,919
Brother Industries	4,800	82,934
Casio Computer	3,900	66,765
Central Japan Railway	500	81,304
Chugai Pharmaceutical	2,200	237,907
Credit Saison	1,700	24,385
Dai Nippon Printing	3,100	73,542
Daiichi Sankyo	3,800	231,316
Daikin Industries	900	121,355
Disco	300	58,698
East Japan Railway	1,200	92,302
Fuji Electric	500	13,445
FUJIFILM Holdings	3,400	164,615
Fujitsu	1,900	197,609
Hakuhodo DY Holdings	4,000	45,501
Hamamatsu Photonics	500	19,278
Hikari Tsushin	500	94,278
Hirose Electric	300	31,704
Hitachi	6,600	219,663
Hitachi High-Technologies	2,500	181,418
Honda Motor	1,200	30,691
Hoshizaki	300	25,234
Hoya	3,000	262,643
ITOCHU	10,100	229,757
Itochu Techno-Solutions	4,600	125,250
Japan Airlines	1,700	41,700
Japan Airport Terminal	500	19,411
Japan Prime Realty Investment ‡	16	70,525
Japan Real Estate Investment ‡	15	102,268
JSR	3,100	53,752
JTEKT	1,300	12,641
Kakaku.com	2,200	46,689
Kamigumi	2,500	47,670
Kaneka	800	21,246
Kansai Paint	3,100	67,033
Kao	300	21,725
KDDI	9,400	265,548

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Keihan Holdings	2,100	$84,750
Keio	1,100	52,566
Keyence	200	63,067
Kikkoman	300	13,679
Kobayashi Pharmaceutical	300	21,675
Kose	100	11,839
Kyocera	2,900	180,279
Lion	1,100	17,813
LIXIL Group	4,200	62,023
M3	3,200	81,615
Marubeni	4,300	28,143
Marui Group	1,100	21,502
Medipal Holdings	4,200	75,343
MEIJI Holdings	500	29,260
MinebeaMitsumi	1,600	27,631
Mitsubishi	700	17,266
Mitsubishi Electric	11,500	142,578
Mitsubishi Estate	1,200	20,325
Mitsubishi Heavy Industries	3,100	97,473
Mitsubishi UFJ Lease & Finance	9,600	54,254
Mitsui	3,500	57,500
MS&AD Insurance Group Holdings	4,300	137,596
Murata Manufacturing	1,400	72,463
Nabtesco	1,200	31,767
Nagoya Railroad	700	18,150
Nexon	1,400	22,088
NGK Spark Plug	1,600	25,861
Nintendo	400	135,380
Nippon Building Fund ‡	12	89,968
Nippon Paint Holdings	700	31,555
Nippon Telegraph & Telephone	15,700	366,245
Nisshin Seifun Group	1,500	24,950
Nitto Denko	700	34,664
Nomura Holdings	5,700	25,042
Nomura Real Estate Holdings	1,900	40,956
Nomura Research Institute	5,700	124,894
NTT Data	2,800	33,000
Obayashi	2,300	22,935

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Obic	1,000	$120,909
Oji Holdings	2,500	11,748
Olympus	11,300	203,438
Omron	2,300	120,685
Oracle Japan	600	46,020
Oriental Land	1,200	135,664
ORIX	4,000	64,200
Otsuka	2,100	90,557
Pan Pacific International Holdings	3,000	49,409
PeptiDream *	800	31,544
Persol Holdings	1,400	18,559
Recruit Holdings	4,800	162,041
Ricoh	2,600	23,951
Rohm	400	25,719
Sankyo	1,400	45,559
Santen Pharmaceutical	1,400	22,422
Secom	700	54,954
Sega Sammy Holdings	1,300	16,967
Sekisui Chemical	3,100	45,166
Sekisui House	6,700	129,695
SG Holdings	3,400	66,569
Shimadzu	2,000	48,046
Shimano	200	27,791
Shimizu	4,300	38,451
Shin-Etsu Chemical	2,400	262,845
Shinsei Bank	1,600	20,922
Shionogi	400	21,341
Shiseido	200	11,769
SMC	200	78,384
SoftBank Group	500	23,060
Sohgo Security Services	1,000	46,237
Sony	1,300	81,973
Sony Financial Holdings	2,500	49,402
Subaru	5,500	131,265
SUMCO	1,600	23,711
Sumitomo	2,200	31,162
Sumitomo Electric Industries	900	10,588
Sumitomo Heavy Industries	1,800	38,438

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sumitomo Mitsui Trust Holdings	400	$13,545
Suntory Beverage & Food	500	18,496
Suzuken	2,300	74,670
Sysmex	700	44,675
Taiheiyo Cement	1,000	24,429
Taiyo Nippon Sanso	3,700	65,597
TDK	1,400	133,089
Teijin	1,500	24,444
Terumo	1,700	54,327
THK	1,400	31,519
Toho	2,600	78,526
Toho Gas	1,400	46,990
Tokio Marine Holdings	2,200	116,350
Tokyo Electron	1,100	226,558
Tokyo Gas	1,600	32,055
Toppan Printing	4,700	81,208
Tosoh	2,900	39,014
Toyo Suisan Kaisha	1,500	58,276
Toyoda Gosei	2,100	45,121
Toyota Industries	1,700	87,593
Toyota Motor	11,600	759,842
Toyota Tsusho	700	20,748
Unicharm	900	28,606
Welcia Holdings	400	23,648
West Japan Railway	1,400	97,744
Yamaha	900	43,639
Yokogawa Electric	1,800	28,804
Yokohama Rubber	2,300	37,046
Z Holdings	22,400	80,724
		11,551,710
MALAYSIA — 0.1%
AMMB Holdings	47,800	41,900
Fraser & Neave Holdings	1,300	9,456
Gamuda	78,300	61,368
Hong Leong Financial Group	6,800	24,643
Malaysia Airports Holdings	5,700	8,950
MISC	20,400	36,682
RHB Bank	43,200	56,885

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Sime Darby	23,500	$11,132
Telekom Malaysia	108,100	94,650
		345,666
MEXICO — 0.1%
Fibra Uno Administracion ‡	53,700	81,329
Grupo Aeroportuario del Pacifico, Cl B	3,700	40,040
Grupo Bimbo, Ser A	10,500	15,838
Grupo Financiero Banorte, Cl O	2,900	15,856
Grupo Mexico	51,700	122,165
Kimberly-Clark de Mexico, Cl A	26,900	51,209
Megacable Holdings	5,300	17,799
Promotora y Operadora de Infraestructura	2,510	24,591
Wal-Mart de Mexico	5,800	16,328
		385,155
NETHERLANDS — 0.2%
ASML Holding	2,232	612,046
Heineken	525	52,272
Koninklijke Ahold Delhaize	1,682	39,306
Koninklijke DSM	1,619	182,066
Koninklijke KPN	12,448	30,248
Koninklijke Philips	1,335	56,996
Randstad	2,027	104,449
Wolters Kluwer	1,347	98,459
		1,175,842
NORWAY — 0.0%
Gjensidige Forsikring	3,242	65,278
Orkla	6,940	58,443
Schibsted, Cl B	735	17,662
		141,383
PHILIPPINES — 0.0%
Globe Telecom	1,140	39,753
International Container Terminal Services	5,850	12,137
Manila Electric	1,550	8,201
Megaworld	258,600	17,259
Robinsons Land	124,700	52,036
Universal Robina	3,820	10,577
		139,963

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
POLAND — 0.1%
CD Projekt	1,405	$100,045
Cyfrowy Polsat	9,597	61,858
Dino Polska *	477	17,278
KGHM Polska Miedz	1,219	22,044
Orange Polska	35,083	55,327
Polski Koncern Naftowy ORLEN	1,095	16,418
Powszechna Kasa Oszczednosci Bank Polski	3,294	26,342
		299,312
PORTUGAL — 0.0%
Jeronimo Martins SGPS	6,117	107,760

SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	15,000	32,971
CapitaLand Mall Trust ‡	31,700	51,883
ComfortDelGro	36,200	50,733
Oversea-Chinese Banking	2,100	15,954
Singapore Technologies Engineering	6,400	19,272
Venture	1,400	16,522
Wilmar International	63,600	181,097
		368,432
SOUTH AFRICA — 0.2%
Absa Group	5,175	44,553
Anglo American Platinum	2,141	143,566
AngloGold Ashanti ADR	5,904	103,025
Bidvest Group	1,064	12,271
Capitec Bank Holdings	297	24,918
Clicks Group	3,273	49,836
Exxaro Resources	4,642	33,549
FirstRand	2,158	7,681
Foschini Group	2,817	22,662
Impala Platinum Holdings *	14,582	115,739
Investec	3,268	16,706
Kumba Iron Ore	3,925	71,425
Liberty Holdings	2,853	17,257
Momentum Metropolitan Holdings	32,328	36,940
MTN Group	11,160	52,749
Pick n Pay Stores	3,469	12,325
RMB Holdings	2,452	11,089

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Sanlam	3,752	$15,760
Sibanye Stillwater	37,538	75,726
SPAR Group	800	8,476
Standard Bank Group	1,962	18,637
Telkom SOC	15,214	25,497
Vodacom Group	3,213	22,705
		943,092
SOUTH KOREA — 0.5%
BGF retail	107	13,323
Cheil Worldwide	2,277	36,180
Coway	466	26,434
Daelim Industrial *	583	34,666
Doosan Bobcat	1,035	24,141
Fila Korea	353	11,180
GS Retail	701	20,347
Hanon Systems	2,490	21,593
Hyundai Glovis	494	49,798
Hyundai Mobis	732	127,040
Kakao	389	55,457
Kangwon Land *	1,576	29,731
Kia Motors	5,185	153,923
Korea Investment Holdings *	1,205	62,322
Korea Zinc *	246	84,291
KT&G	340	23,664
LG Electronics	297	14,806
LG Innotek	198	21,310
Meritz Securities	8,635	24,710
NCSoft	96	51,207
Posco International	1,593	19,649
Samsung Card	1,024	28,339
Samsung Electronics	28,881	1,277,567
Samsung Engineering *	2,805	32,512
Shinhan Financial Group	995	26,363
Shinsegae	87	16,837
SK Hynix	4,641	330,904
SK Telecom	105	18,331
		2,636,625

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios	2,336	$69,624
Aena SME	405	65,067
Amadeus IT Group	163	11,446
Iberdrola	28,072	320,649
		466,786
SWEDEN — 0.3%
Assa Abloy, Cl B	6,184	139,005
Atlas Copco, Cl A	8,369	299,023
Boliden	2,104	43,698
Electrolux	2,249	45,719
Epiroc, Cl A	5,538	63,903
Essity, Cl B	1,884	56,437
Hennes & Mauritz, Cl B	10,536	190,920
Investor, Cl B	2,074	103,452
L E Lundbergforetagen, Cl B	2,143	88,854
Sandvik	8,756	144,946
Securitas, Cl B	1,714	23,303
Skandinaviska Enskilda Banken, Cl A	3,382	32,340
Skanska, Cl B	5,212	113,465
SKF, Cl B	7,746	136,133
Swedish Match	258	15,077
Tele2, Cl B	3,954	57,507
Volvo, Cl B	7,668	119,545
		1,673,327
SWITZERLAND — 0.9%
Adecco Group	1,830	97,816
Baloise Holding	364	58,625
Chocoladefabriken Lindt & Spruengli	5	39,005
EMS-Chemie Holding	77	45,103
Geberit	316	157,512
Kuehne + Nagel International	809	118,294
LafargeHolcim	3,907	182,388
Nestle	10,866	1,115,591
Novartis	5,208	440,790
Partners Group Holding	76	65,768
Roche Holding	3,020	971,507
Sika	243	43,317
Sonova Holding	543	129,438

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Straumann Holding	47	$43,961
Swiss Life Holding	432	197,346
Swisscom	99	52,811
Temenos	225	32,076
Vifor Pharma	688	114,979
Zurich Insurance Group	965	373,010
		4,279,337
TAIWAN — 1.2%
Accton Technology	15,000	79,452
Acer	51,000	27,065
Advantech	6,000	57,169
ASE Technology Holding	44,000	100,783
Asia Cement	71,000	102,818
Catcher Technology	15,000	113,221
Chailease Holding	17,870	66,064
Chang Hwa Commercial Bank	106,780	81,105
Chicony Electronics	29,000	78,329
CTBC Financial Holding	65,000	48,074
Delta Electronics	9,000	40,479
E.Sun Financial Holding	163,371	154,415
Eclat Textile	2,000	23,204
Eva Airways	116,117	45,680
Far Eastern New Century	32,000	29,508
Feng Tay Enterprise	3,400	18,817
First Financial Holding	40,400	31,399
Formosa Petrochemical	9,000	25,207
Formosa Taffeta	30,000	32,876
Foxconn Technology	31,000	59,985
Fubon Financial Holding	20,000	28,928
Giant Manufacturing	8,000	42,865
Globalwafers	7,000	91,344
Hon Hai Precision Industry	89,000	225,940
Hotai Motor	5,000	101,026
Inventec	47,000	35,075
Largan Precision	1,000	140,713
Lite-On Technology	57,000	80,561
MediaTek	17,000	198,653
Mega Financial Holding	43,000	45,460

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Micro-Star International	30,000	$88,068
Nan Ya Plastics	4,000	8,903
Nanya Technology	47,000	117,255
Nien Made Enterprise	5,000	39,076
Novatek Microelectronics	21,000	130,403
Pegatron	57,000	114,781
Phison Electronics	5,000	53,495
Pou Chen	32,000	35,621
Powertech Technology	32,000	105,373
President Chain Store	2,000	19,352
Quanta Computer	18,000	36,053
Realtek Semiconductor	18,000	130,577
Shanghai Commercial & Savings Bank *	33,518	54,992
SinoPac Financial Holdings	200,000	84,691
Standard Foods	24,000	53,082
Synnex Technology International	32,000	39,224
Taiwan Business Bank	262,150	102,869
Taiwan Cement	88,940	122,725
Taiwan Cooperative Financial Holding	124,630	85,451
Taiwan High Speed Rail	12,000	13,517
Taiwan Semiconductor Manufacturing ADR	22,118	1,190,833
Uni-President Enterprises	9,000	21,503
United Microelectronics	202,000	98,394
Vanguard International Semiconductor	23,000	55,271
Walsin Technology	16,000	108,576
Win Semiconductors	8,000	67,794
Winbond Electronics	145,000	74,889
Wistron	113,000	99,020
Wiwynn *	6,000	138,819
WPG Holdings	10,000	12,701
Yageo	5,000	64,719
Yuanta Financial Holding	149,000	93,359
Zhen Ding Technology Holding	39,000	145,543
		5,813,144
THAILAND — 0.1%
Advanced Info Service NVDR	15,000	95,438
Bangkok Bank NVDR	3,800	15,895
Bangkok Dusit Medical Services NVDR	25,400	17,957

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
CP ALL NVDR	3,700	$7,737
Home Product Center NVDR	27,700	11,324
Kasikornbank NVDR	3,400	12,866
Krung Thai Bank NVDR	44,100	19,611
Land & Houses NVDR	98,100	26,199
PTT NVDR	19,400	24,098
PTT Exploration & Production NVDR	19,700	67,284
Siam Commercial Bank NVDR	8,100	22,511
Srisawad NVDR	11,600	24,936
Thai Union Group NVDR	28,000	13,648
		359,504
TURKEY — 0.1%
Akbank T.A.S.	79,060	86,020
Anadolu Efes Biracilik Ve Malt Sanayii	3,612	12,740
Arcelik	31,216	93,183
BIM Birlesik Magazalar	2,288	17,642
Eregli Demir ve Celik Fabrikalari	59,957	79,709
Ford Otomotiv Sanayi	6,320	79,487
KOC Holding	33,661	93,364
TAV Havalimanlari Holding	2,090	6,850
Turkcell Iletisim Hizmetleri	8,523	19,210
Turkiye Garanti Bankasi	61,041	93,678
Turkiye Is Bankasi, Cl C	97,542	89,670
		671,553
UNITED KINGDOM — 0.6%
Admiral Group	1,239	33,849
Anglo American	3,122	72,352
Antofagasta	1,199	11,747
Ashtead Group	1,890	58,243
AstraZeneca	4,635	405,677
Auto Trader Group	6,458	43,123
BAE Systems	3,112	24,395
Barratt Developments	20,629	200,712
Berkeley Group Holdings	1,659	101,790
BHP Group	975	17,934
BP	5,088	26,295
British American Tobacco	2,703	106,260
Burberry Group	503	10,743

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Compass Group	1,455	$32,045
Croda International	333	19,442
Diageo	1,674	59,469
Evraz	3,856	16,321
Experian	5,055	168,668
GlaxoSmithKline	2,895	57,837
GVC Holdings	3,856	39,700
Halma	3,072	76,686
Healthpeak Properties ‡	2,311	73,120
Johnson Matthey	633	20,470
Meggitt	8,245	57,971
Melrose Industries	30,519	83,055
Micro Focus International	1,771	16,980
Mondi	2,039	41,133
National Grid	5,689	71,804
Next	1,262	98,954
Persimmon	2,243	82,382
RELX	1,830	43,883
Rentokil Initial	6,652	41,515
Rio Tinto	6,242	294,146
Royal Dutch Shell, Cl A	1,435	31,000
Sage Group	4,098	36,183
Smith & Nephew	1,485	33,182
Spirax-Sarco Engineering	797	86,716
Taylor Wimpey	40,188	105,215
Tesco	24,379	71,639
Unilever	636	34,116
Whitbread	449	22,707
		2,929,459
UNITED STATES — 14.0%
COMMUNICATION SERVICES — 0.9%
AT&T	28,516	1,004,333
Cable One	189	297,301
Discovery *	1,418	36,442
DISH Network, Cl A *	1,151	38,581
Facebook, Cl A *	10,880	2,094,073
IAC *	217	44,255
Interpublic Group	1,858	39,687

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Live Nation Entertainment *	592	$35,976
Match Group *	3,661	237,965
New York Times, Cl A	3,431	128,525
Nexstar Media Group, Cl A	1,248	143,495
Omnicom Group	1,256	87,016
Roku, Cl A *	1,530	173,915
Sinclair Broadcast Group, Cl A	3,532	81,978
T-Mobile US *	569	51,301
Twitter *	804	26,693
Zynga, Cl A *	4,242	28,464
		4,550,000
CONSUMER DISCRETIONARY — 1.5%
Aptiv	1,365	106,620
Aramark	1,927	66,944
AutoNation *	3,329	142,248
AutoZone *	304	313,883
Best Buy	2,586	195,631
BorgWarner	1,566	49,486
Bright Horizons Family Solutions *	620	97,433
Burlington Stores *	363	78,502
Carter’s	1,084	99,154
Chipotle Mexican Grill, Cl A *	74	57,245
Columbia Sportswear	438	35,609
Darden Restaurants	520	50,700
Dick’s Sporting Goods	1,425	51,884
Dollar General	2,510	377,253
Dollar Tree *	517	42,927
Domino’s Pizza	120	40,735
DR Horton	4,556	242,698
eBay	4,109	142,336
Etsy *	849	49,081
Expedia Group	276	27,219
Floor & Decor Holdings, Cl A *	1,616	82,497
Garmin	2,860	252,795
General Motors	3,921	119,590
Gentex	5,869	156,702
Genuine Parts	462	40,305
Graham Holdings, Cl B	124	62,357

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Grand Canyon Education *	737	$59,461
H&R Block	1,698	35,098
Hasbro	832	64,272
Hilton Worldwide Holdings	296	28,771
Home Depot	1,912	416,510
Hyatt Hotels, Cl A	1,087	83,264
Leggett & Platt	1,690	67,025
Lennar, Cl A	3,691	222,715
LKQ *	5,760	170,381
Lululemon Athletica *	1,255	272,850
NIKE, Cl B	786	70,253
NVR *	63	231,032
O’Reilly Automotive *	307	113,197
Penske Automotive Group	766	35,251
Planet Fitness, Cl A *	1,105	74,577
Pool	436	91,978
PulteGroup	7,217	290,123
Ross Stores	677	73,644
ServiceMaster Global Holdings *	1,390	49,720
Skechers U.S.A., Cl A *	6,482	214,425
Starbucks	4,293	336,700
Target	3,984	410,352
Tempur Sealy International *	2,637	197,116
TJX	4,693	280,641
Toll Brothers	3,589	132,901
Tractor Supply	503	44,520
Ulta Beauty *	129	33,165
Under Armour, Cl A *	2,486	35,276
VF	303	21,816
Whirlpool	974	124,536
Williams-Sonoma	2,358	147,116
Yum! Brands	755	67,384
		7,477,904
CONSUMER STAPLES — 1.1%
Brown-Forman, Cl B	355	21,801
Campbell Soup	1,577	71,154
Casey’s General Stores	1,114	181,604
Church & Dwight	718	49,915

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Conagra Brands	1,369	$36,539
Costco Wholesale	2,015	566,497
Coty, Cl A	9,601	88,617
Estee Lauder, Cl A	2,101	385,744
Flowers Foods	2,090	44,998
General Mills	3,863	189,287
Hershey	1,745	251,263
Hormel Foods	790	32,864
Kimberly-Clark	991	130,009
McCormick	325	47,512
Mondelez International, Cl A	1,806	95,357
Philip Morris International	1,585	129,764
Pilgrim’s Pride *	6,822	144,353
Post Holdings *	505	51,136
Procter & Gamble	10,244	1,159,928
Sysco	1,616	107,707
Tyson Foods, Cl A	3,247	220,244
US Foods Holding *	1,114	37,475
Walmart	11,909	1,282,361
		5,326,129
ENERGY — 0.1%
Chevron	1,164	108,648
Kinder Morgan	1,775	34,027
Phillips 66	1,379	103,232
Valero Energy	2,256	149,460
		395,367
FINANCIALS — 2.6%
Aflac	5,377	230,404
Alleghany *	291	195,625
Allstate	2,061	216,920
Ally Financial	7,125	178,624
American Express	1,373	150,934
American Financial Group	803	74,213
American International Group	3,013	127,028
Ameriprise Financial	1,454	205,450
Aon	1,154	240,032
Arch Capital Group *	5,844	236,273

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Assurant	932	$112,390
Assured Guaranty	3,619	147,691
Axis Capital Holdings	2,939	164,937
Bank of America	42,243	1,203,925
Bank of Hawaii	567	42,196
Bank OZK	2,600	66,014
BlackRock, Cl A	312	144,459
Capital One Financial	1,224	108,030
Chubb	2,663	386,215
Cincinnati Financial	1,859	173,333
Citigroup	11,012	698,821
Citizens Financial Group	4,472	141,718
CME Group, Cl A	166	33,004
Commerce Bancshares	858	52,372
Credit Acceptance *	168	67,738
Discover Financial Services	3,244	212,741
East West Bancorp	541	20,958
Erie Indemnity, Cl A	852	121,768
Evercore, Cl A	481	32,044
Everest Re Group	892	221,109
Fidelity National Financial	2,461	95,388
Fifth Third Bancorp	5,607	136,811
First American Financial	1,582	90,332
First Citizens BancShares, Cl A	149	67,543
First Hawaiian	837	20,046
Franklin Resources	1,527	33,228
Goldman Sachs Group	1,808	362,992
Hanover Insurance Group	1,225	145,212
Hartford Financial Services Group	1,748	87,313
Huntington Bancshares	9,333	114,516
Intercontinental Exchange	651	58,082
JPMorgan Chase	14,090	1,635,990
Kemper	723	49,771
KeyCorp	5,168	84,497
Legg Mason	1,018	50,717
Lincoln National	2,228	101,129
MarketAxess Holdings	554	179,679
Marsh & McLennan	2,023	211,525

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Mercury General	1,272	$55,090
MetLife	4,940	211,037
MGIC Investment	19,930	239,758
Morgan Stanley	2,815	126,760
Nasdaq	752	77,118
Navient	8,403	94,366
New York Community Bancorp	6,570	71,022
Northern Trust	350	30,716
Old Republic International	5,609	110,609
PNC Financial Services Group	2,407	304,245
Popular	2,816	135,112
Primerica	604	67,249
Principal Financial Group	783	34,757
Progressive	2,106	154,075
Prosperity Bancshares	356	22,998
Prudential Financial	1,127	85,032
Regions Financial	5,494	74,279
RenaissanceRe Holdings	804	137,002
State Street	1,400	95,354
SVB Financial Group *	218	45,379
Synchrony Financial	6,786	197,473
T Rowe Price Group	1,614	190,468
Travelers	1,675	200,682
Truist Financial	4,791	221,057
US Bancorp	7,029	326,427
Western Alliance Bancorp	2,319	106,767
Willis Towers Watson	461	87,244
WR Berkley	3,874	260,100
		13,293,913
HEALTH CARE — 0.9%
Abbott Laboratories	380	29,271
Amgen	543	108,453
Anthem	163	41,906
Bio-Rad Laboratories, Cl A *	243	85,541
Bio-Techne	146	27,578
Boston Scientific *	1,035	38,699
Bristol-Myers Squibb	6,413	378,752
Bruker	2,482	108,116

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Charles River Laboratories International *	322	$50,094
Chemed	363	151,596
CVS Health	1,173	69,418
Danaher	3,610	521,934
DaVita *	665	51,617
DENTSPLY SIRONA	1,773	87,302
Edwards Lifesciences *	1,221	250,110
Eli Lilly	173	21,820
Exact Sciences *	441	35,699
Exelixis *	2,121	39,429
HCA Healthcare	245	31,117
Henry Schein *	702	42,780
Hill-Rom Holdings	465	44,663
Horizon Therapeutics *	7,808	267,190
Humana *	471	150,569
IDEXX Laboratories *	269	68,463
Intuitive Surgical *	44	23,494
Jazz Pharmaceuticals *	173	19,822
Laboratory Corp of America Holdings *	209	36,719
Masimo *	523	85,422
McKesson	298	41,678
Medtronic	3,314	333,620
Merck	588	45,017
Mettler-Toledo International *	55	38,593
Molina Healthcare *	263	32,231
Premier, Cl A *	914	26,899
Quest Diagnostics	487	51,651
ResMed	547	86,951
STERIS	624	98,979
Teleflex	107	35,847
Thermo Fisher Scientific	372	108,178
Universal Health Services, Cl B	1,308	161,852
Veeva Systems, Cl A *	1,162	164,969
West Pharmaceutical Services	332	49,986
Zimmer Biomet Holdings	314	42,751
Zoetis, Cl A	2,687	357,989
		4,544,765

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 2.0%
Acuity Brands	670	$68,916
AECOM *	1,048	47,097
AGCO	3,563	215,312
Alaska Air Group	971	48,997
Allegion	1,479	170,070
Allison Transmission Holdings	3,245	131,747
AMETEK	835	71,810
Arconic	2,873	84,323
Armstrong World Industries	1,644	164,647
Boeing	104	28,611
BWX Technologies	774	42,446
Carlisle	1,231	178,852
CH Robinson Worldwide	395	27,216
Cintas	808	215,526
Clean Harbors *	642	44,632
Copa Holdings, Cl A	373	31,011
Copart *	2,344	198,021
CoStar Group *	281	187,593
Cummins	1,555	235,256
Curtiss-Wright	905	108,546
Delta Air Lines	2,232	102,962
Donaldson	573	25,831
Dover	2,179	223,870
Eaton	3,041	275,879
Emerson Electric	894	57,314
Expeditors International of Washington	712	50,139
Fastenal	4,329	148,138
Flowserve	1,351	54,297
Fortune Brands Home & Security	2,766	170,800
Gardner Denver Holdings *	3,462	113,519
General Electric	12,959	140,994
HD Supply Holdings *	1,308	49,730
HEICO	1,690	182,266
Honeywell International	1,802	292,230
Hubbell, Cl B	1,115	148,563
Huntington Ingalls Industries	154	31,652
IDEX	511	75,628
Illinois Tool Works	882	147,982

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Ingersoll-Rand	2,828	$364,925
ITT	3,041	182,916
Jacobs Engineering Group	1,942	179,324
JB Hunt Transport Services	277	26,714
JetBlue Airways *	2,146	33,864
Johnson Controls International	5,950	217,591
Kansas City Southern	893	134,557
L3Harris Technologies	901	178,155
Landstar System	300	30,291
Lennox International	292	66,614
Lockheed Martin	1,472	544,449
ManpowerGroup	1,733	131,604
Masco	5,287	218,459
Middleby *	965	107,897
Nordson	327	47,513
Northrop Grumman	979	321,934
Old Dominion Freight Line	945	183,141
Oshkosh	3,049	219,985
Owens Corning	3,111	175,740
PACCAR	2,250	150,525
Parker-Hannifin	361	66,702
Republic Services, Cl A	2,364	213,375
Robert Half International	868	43,756
Roper Technologies	292	102,696
Snap-on	615	89,021
Southwest Airlines	1,741	80,417
Stanley Black & Decker	148	21,268
Teledyne Technologies *	573	193,284
Timken	1,478	66,273
Toro	1,067	76,216
Union Pacific	1,092	174,512
United Airlines Holdings *	1,271	78,281
United Rentals *	1,272	168,515
United Technologies	1,100	143,649
Verisk Analytics, Cl A	1,124	174,344
Waste Management	1,540	170,647
Woodward	1,843	190,198
WW Grainger	102	28,309

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Xylem	922	$71,307
		10,261,391
INFORMATION TECHNOLOGY — 4.1%
Accenture, Cl A	1,314	237,295
Akamai Technologies *	1,702	147,240
Alteryx, Cl A *	513	71,625
Analog Devices	516	56,270
ANSYS *	491	118,915
Apple	18,086	4,943,989
Applied Materials	6,612	384,289
Aspen Technology *	716	76,261
Atlassian, Cl A *	160	23,194
Automatic Data Processing	399	61,741
Avalara *	2,511	212,807
Avnet	874	26,814
Booz Allen Hamilton Holding, Cl A	3,423	244,060
Broadridge Financial Solutions	966	100,812
CACI International, Cl A *	748	183,275
Cadence Design Systems *	2,892	191,277
CDW	2,105	240,433
Ciena *	1,957	75,247
Cisco Systems	1,541	61,532
Coupa Software *	540	80,865
DocuSign, Cl A *	330	28,482
Entegris	3,429	182,834
EPAM Systems *	681	151,999
Euronet Worldwide *	908	112,628
Fair Isaac *	423	159,061
FleetCor Technologies *	548	145,653
FLIR Systems	1,240	52,663
Fortinet *	728	74,300
Genpact	2,041	78,497
Global Payments	1,107	203,655
Intel	12,201	677,400
International Business Machines	1,650	214,748
Intuit	249	66,197
Jabil	5,377	172,333
Jack Henry & Associates	665	100,907

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Keysight Technologies *	3,093	$293,093
KLA	1,217	187,065
Lam Research	1,619	475,063
Leidos Holdings	2,282	234,247
Manhattan Associates *	1,822	122,730
Maxim Integrated Products	835	46,443
Microchip Technology	707	64,132
Micron Technology *	8,394	441,189
Microsoft	30,806	4,990,880
MongoDB, Cl A *	672	102,480
Motorola Solutions	1,416	234,603
NVIDIA	767	207,144
Okta, Cl A *	564	72,226
Oracle	441	21,812
Palo Alto Networks *	101	18,647
Paychex	901	69,809
Paycom Software *	736	208,030
PayPal Holdings *	202	21,814
Qorvo *	2,103	211,520
QUALCOMM	5,489	429,789
RingCentral, Cl A *	256	60,352
Sabre	2,285	31,110
ServiceNow *	238	77,609
Skyworks Solutions	1,878	188,138
Smartsheet, Cl A *	2,094	96,952
Splunk *	200	29,466
SYNNEX	1,381	172,666
Synopsys *	885	122,068
Teradyne	4,175	245,323
Texas Instruments	2,602	296,992
Trade Desk, Cl A *	127	36,481
Twilio, Cl A *	231	26,020
Ubiquiti	775	105,136
Universal Display	1,018	161,648
VeriSign *	386	73,244
ViaSat *	418	24,035
VMware, Cl A *	242	29,166
Western Union	4,796	107,382

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Workday, Cl A *	141	$24,428
Xerox Holdings	6,340	204,148
Xilinx	534	44,584
Zebra Technologies, Cl A *	1,013	213,713
Zendesk *	808	64,083
Zscaler *	605	31,454
		20,878,212
MATERIALS — 0.5%
Air Products & Chemicals	1,552	340,835
AptarGroup	500	50,535
Ardagh Group, Cl A	2,041	35,779
Ashland Global Holdings	353	25,254
Avery Dennison	508	58,161
Ball	2,014	141,906
Celanese, Cl A	1,328	124,487
CF Industries Holdings	1,771	65,279
Crown Holdings *	2,749	193,804
Eagle Materials	289	22,811
Eastman Chemical	333	20,483
Ecolab	581	104,841
Gold Fields ADR	10,662	63,226
Graphic Packaging Holding	7,155	96,736
Martin Marietta Materials	755	171,785
Packaging Corp of America	803	72,768
PPG Industries	1,061	110,821
Reliance Steel & Aluminum	1,887	193,021
Royal Gold	575	55,470
RPM International	1,035	66,354
Scotts Miracle-Gro	1,905	201,911
Sherwin-Williams	438	226,337
Sonoco Products	2,515	121,248
Vulcan Materials	638	76,726
		2,640,578
REAL ESTATE — 0.2%
Apartment Investment & Management, Cl A ‡	1,474	70,516
CBRE Group, Cl A *	2,325	130,526
EPR Properties ‡	1,270	75,235
Equity Commonwealth ‡	2,003	63,014

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Equity Residential ‡	727	$54,598
Extra Space Storage ‡	491	49,277
Jones Lang LaSalle	385	56,891
Kimco Realty ‡	4,261	73,928
Life Storage ‡	463	49,962
Medical Properties Trust ‡	8,885	187,740
National Retail Properties ‡	1,007	51,206
Omega Healthcare Investors ‡	1,800	71,280
Spirit Realty Capital ‡	940	42,770
Sun Communities ‡	610	93,257
		1,070,200
UTILITIES — 0.1%
AES	1,618	27,069
Atmos Energy	843	87,040
CMS Energy	804	48,578
Entergy	422	49,336
Hawaiian Electric Industries	1,697	72,699
OGE Energy	829	31,585
Southern	1,688	101,888
Xcel Energy	516	32,157
		450,352
		70,888,811
Total Common Stock
(Cost $132,561,507)		135,620,588

PREFERRED STOCK — 0.1%
BRAZIL — 0.1%(1)
Cia Brasileira de Distribuicao	900	14,583
Petroleo Brasileiro	63,600	356,265
Telefonica Brasil	10,500	125,312
Total Preferred Stock
(Cost $555,008)		496,160

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

SHORT-TERM INVESTMENT — 2.3%
	Shares	Value
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (A)
(Cost $11,462,210)	11,462,210	$11,462,210
Total Investments — 100.3%
(Cost $508,540,270)		$506,276,455

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Index	1	Mar-2020	$101,657	$90,800	$(10,857)
MSCI Emerging Markets	11	Mar-2020	607,099	554,840	(52,259)
S&P 500 Index E-MINI	9	Mar-2020	1,429,015	1,327,995	(101,020)
S&P TSX 60 Index	6	Mar-2020	939,895	868,273	(42,227)
SGX Nifty 50	108	Mar-2020	2,551,498	2,412,072	(139,426)
			$5,629,164	$5,253,980	$(345,789)

A list of open total return swap agreements held by the Fund at February 29, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGEX NAV	SOFR +35 BPS	SPGEX	Annually	02/16/2021	USD	3,574,749	$(529,146)	$(529,146)

Percentages are based on Net Assets of $504,811,760.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of February 29, 2020.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

MSCI — Morgan Stanley Capital International

EAFE — Europe, Australia and Far East

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

S&P — Standard & Poor’s

SGX — Singapore Exchange

SOFR— Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

TSX — Toronto Stock Exchange

USD — U.S. Dollar

VOL — Volatility

The following table summarizes the inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$358,697,497	$—	$—	$358,697,497
Common Stock
Australia	2,216,122	—	—	2,216,122
Austria	172,087	—	—	172,087
Belgium	147,583	—	—	147,583
Brazil	1,320,497	—	—	1,320,497
Canada	2,905,989	—	—	2,905,989
China	1,151,500	—	—	1,151,500
Denmark	633,108	—	—	633,108
Finland	571,074	—	—	571,074
France	4,840,508	—	—	4,840,508
Germany	2,172,725	—	—	2,172,725
Hong Kong	11,765,863	—	—	11,765,863
Hungary	75,306	—	—	75,306
Indonesia	487,066	—	—	487,066
Ireland	49,666	—	—	49,666
Italy	1,934,633	—	—	1,934,633
Japan	11,551,710	—	—	11,551,710
Malaysia	345,666	—	—	345,666
Mexico	385,155	—	—	385,155
Netherlands	1,175,842	—	—	1,175,842
Norway	141,383	—	—	141,383
Philippines	139,963	—	—	139,963
Poland	299,312	—	—	299,312
Portugal	107,760	—	—	107,760
Singapore	368,432	—	—	368,432
South Africa	943,092	—	—	943,092
South Korea	2,636,625	—	—	2,636,625
Spain	466,786	—	—	466,786
Sweden	1,673,327	—	—	1,673,327
Switzerland	4,279,337	—	—	4,279,337
Taiwan	5,331,635	481,509	—	5,813,144

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Thailand	$359,504	$—	$—	$359,504
Turkey	671,553	—	—	671,553
United Kingdom	2,929,459	—	—	2,929,459
United States	70,888,811	—	—	70,888,811
Total Common Stock	135,139,079	481,509	—	135,620,588
Preferred Stock
Brazil	496,160	—	—	496,160
Short-Term Investment	11,462,210	—	—	11,462,210
Total Investments in Securities	$505,794,946	$481,509	$—	$506,276,455

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(345,789)	$—	$—	$(345,789)
Total Return Swap^
Unrealized Depreciation	—	(529,146)	—	(529,146)
Total Financial Instruments	$(345,789)	$(529,146)	$—	$(874,935)

^	Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For the period ended February 29, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
EQUITY FUNDS — 98.1%
AQR TM Emerging Multi-Style Fund, Cl R6	302,544	$2,865,090
AQR TM International Multi-Style Fund, Cl R6	438,040	4,362,883
AQR TM Large Capital Multi-Style Fund, Cl R6	518,876	6,532,649
DFA Emerging Markets Core Equity Portfolio, Cl I	180,386	3,499,495
DFA International Vector Equity Portfolio, Cl I	521,820	5,557,378
DFA Real Estate Securities Portfolio, Cl I	55,055	2,125,676
DFA TA US Core Equity 2 Portfolio, Cl I	367,606	6,624,257
DFA TA World ex US Core Equity Portfolio, Cl I	214,142	2,126,433
DFA Tax-Managed US Marketwide Value Portfolio, Cl I	39,579	1,102,660
DFA US Vector Equity Portfolio, Cl I	457,324	7,747,067
iShares Edge MSCI Min Vol Global ETF	53,608	4,833,833
Vanguard U.S. Value Factor	7,400	479,298
Total Registered Investment Companies
(Cost $50,060,195)		47,856,719

SHORT-TERM INVESTMENT — 2.1%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (A)
(Cost $1,045,307)	1,045,307	1,045,307
Total Investments — 100.2%
(Cost $51,105,502)		$48,902,026

A list of open total return swap agreements held by the Fund at February 29, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGTX NAV	SOFR +35 BPS	SPGTX	Annually	02/16/2021	USD	942,826	$(108,975)	$(108,975)

Percentages are based on Net Assets of $48,787,887.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 29, 2020
(Unaudited)

(A)	The rate reported is the 7-day effective yield as of February 29, 2020.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SOFR — Secured Overnight Financing Rate

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

USD — U.S. Dollar

VOL — Volatility

The following table summarizes the inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$47,856,719	$—	$—	$47,856,719
Short-Term Investment	1,045,307	—	—	1,045,307
Total Investments in Securities	$48,902,026	$—	$—	$48,902,026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$—	$(108,975)	$—	$(108,975)
Total Other Financial Instruments	$—	$(108,975)	$—	$(108,975)

^	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “— ” are $0.

For the period ended February 29, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
DFA One-Year Fixed Income Portfolio, Cl I	381	$3,927
iShares Core 1-5 Year USD Bond ETF, Cl 5	628,174	32,080,846
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	9,285,207	99,723,126
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	9,956,893	113,807,291
Total Registered Investment Companies
(Cost $231,773,750)		245,615,190

SHORT-TERM INVESTMENT — 1.2%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (B)
(Cost $2,995,472)	2,995,472	2,995,472
Total Investments — 100.2%
(Cost $234,769,222)		$248,610,662

Percentages are based on Net Assets of $248,177,019.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 29, 2020.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of February 29, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 29, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.1%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	443,470	$4,665,301
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,072,492	10,928,695
iShares National Muni Bond ETF	8,228	960,290
iShares Short-Term National Muni Bond ETF	17,726	1,904,659
Total Registered Investment Companies
(Cost $18,308,955)		18,458,945

SHORT-TERM INVESTMENT — 2.0%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (B)
(Cost $371,843)	371,843	371,843
Total Investments — 100.1%
(Cost $18,680,798)		$18,830,788

Percentages are based on Net Assets of $18,821,197.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 29, 2020.

Cl — Class

ETF — Exchange-Traded Fund

As of February 29, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 29, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.4%
	Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,593,870	$28,039,735
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	17,284,894	197,566,339
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	5,076,319	176,605,148
Total Registered Investment Companies
(Cost $377,055,013)		402,211,222

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (B)
(Cost $3,417,080)	3,417,080	3,417,080
Total Investments — 100.2%
(Cost $380,472,093)		$405,628,302

Percentages are based on Net Assets of $404,795,113.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 29, 2020.

Cl — Class

As of February 29, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 29, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
FEBRUARY 29, 2020
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 100.4%
	Shares	Value
EQUITY FUNDS — 100.4%
AQR Alternative Risk Premia Fund, Cl R6	18,613	$159,697
AQR Diversified Arbitrage Fund, Cl R6 (A)	34,449	324,856
AQR Managed Futures Strategy Fund, Cl R6	19,919	162,539
JPMorgan Systematic Alpha Fund, Cl R6 (A)	19,898	269,020
Total Registered Investment Companies
(Cost $940,963)		916,112

SHORT-TERM INVESTMENT — 1.0%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500% (B)
(Cost $9,344)	9,344	9,344
Total Investments — 101.4%
(Cost $950,307)		$925,456

Percentages are based on Net Assets of $912,314.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 29, 2020.

Cl — Class

As of February 29, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 29, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020
(Unaudited)

Statements of Assets and Liabilities
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$501,169,806	$273,398,919	$506,276,455	$48,902,026
Foreign Currency, at Value ††	—	898,829	794,309	—
Receivable for Capital Shares Sold	374,994	203,127	380,637	29,199
Deposits with Broker for Futures	188,547	—	78,994	—
Dividends and Interest Receivable	161,485	155,940	214,861	575
Reclaim Receivable	50	75,803	58,417	—
Cash Collateral on Swap Contracts	—	92,326	—	—
Prepaid Expenses	19,007	16,320	18,253	12,160
Total Assets	501,913,889	274,841,264	507,821,926	48,943,960

Liabilities:
Payable for Capital Shares Redeemed	1,320,113	773,675	1,443,603	—
Unrealized Depreciation on Swap Contracts	567,592	211,342	529,146	108,975
Unrealized Depreciation on Futures Contracts	199,508	294,394	345,789	—
Payable Due to Adviser	122,542	91,670	130,304	3,752
Shareholder Servicing Fees Payable	99,661	53,687	101,598	1,920
Chief Compliance Officer Fees Payable	34,379	18,178	34,465	2,277
Payable Due to Administrator	15,202	8,014	15,141	1,415
Audit Fees Payable	9,663	7,363	7,363	9,663
Transfer Agent Fees Payable	7,156	6,615	6,586	6,792
Trustees Fees Payable	6,736	6,736	6,736	6,736
Due to Broker for Futures	—	447,055	202,387	—
Unrealized Depreciation on Spot Currency Contracts	—	9	—	—
Other Accrued Expenses	164,185	111,284	187,048	14,543
Total Liabilities	2,546,737	2,030,022	3,010,166	156,073

Net Assets	$499,367,152	$272,811,242	$504,811,760	$48,787,887

† Cost of Investments	$498,668,653	$279,775,120	$508,540,270	$51,105,502
†† Cost of Foreign Currency	—	959,379	841,907	—

Net Assets Consist of:
Paid-in Capital	$485,661,121	$279,954,428	$500,097,717	$50,830,367
Total Distributable Earnings (Loss)	13,706,031	(7,143,186)	4,714,043	(2,042,480)
Net Assets	$499,367,152	$272,811,242	$504,811,760	$48,787,887

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	49,367,197	27,743,245	50,318,223	4,749,793
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.12	$9.83	$10.03	$10.27

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$248,610,662	$18,830,788	$405,628,302	$925,456
Dividends and Interest Receivable	403,756	414	543,197	11
Receivable for Capital Shares Sold	57,002	10,792	128,604	—
Receivable Due from Adviser	—	3,514	—	7,220
Prepaid Expenses	22,867	11,955	17,214	11,036
Total Assets	249,094,287	18,857,463	406,317,317	943,723

Liabilities:
Payable for Capital Shares Redeemed	725,951	1,078	1,206,680	—
Shareholder Servicing Fees Payable	38,987	830	71,142	295
Payable Due to Adviser	38,699	—	72,469	—
Chief Compliance Officer Fees Payable	13,634	750	23,996	59
Audit Fees Payable	9,663	9,663	9,663	9,663
Trustees Fees Payable	6,736	6,736	6,736	6,736
Payable Due to Administrator	6,633	497	10,846	25
Transfer Agent Fees Payable	6,021	6,040	5,917	5,683
Income Distributions Payable	3,177	103	1,399	—
Other Accrued Expenses	67,767	10,569	113,356	8,948
Total Liabilities	917,268	36,266	1,522,204	31,409

Net Assets	$248,177,019	$18,821,197	$404,795,113	$912,314

† Cost of Investments	$234,769,222	$18,680,798	$380,472,093	$950,307

Net Assets Consist of:
Paid-in Capital	$234,280,763	$18,671,251	$379,537,248	$939,306
Total Distributable Earnings (Loss)	13,896,256	149,946	25,257,865	(26,992)
Net Assets	$248,177,019	$18,821,197	$404,795,113	$912,314

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	23,063,327	1,834,143	37,469,208	95,832
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.76	$10.26	$10.80	$9.52

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
SIX MONTHS ENDED FEBRUARY 29, 2020
(Unaudited)

Statements of Operations
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$4,197,809	$5,945,743	$6,862,259	$498,111
Interest Income	950	—	—	—
Less: Foreign Taxes Withheld	(322)	(78,261)	(61,034)	—
Total Investment Income	4,198,437	5,867,482	6,801,225	498,111

Expenses:
Investment Advisory Fees	1,465,862	992,840	1,685,476	130,286
Shareholder Servicing Fees	303,941	161,498	306,889	13,205
Administration Fees	97,304	51,784	97,687	7,278
Chief Compliance Officer Fees	12,572	6,767	12,604	1,228
Trustees’ Fees	10,388	10,388	10,388	10,388
Registration Fees	29,623	21,235	30,126	13,577
Custodian Fees	28,761	61,911	77,629	1,079
Legal Fees	23,360	12,432	23,474	1,598
Transfer Agent Fees	21,287	19,228	21,100	17,547
Offering Costs	16,994	9,466	17,618	227
Printing Fees	12,835	8,392	13,930	1,061
Audit Fees	6,164	6,364	6,364	6,164
Insurance and Other Expenses	38,809	37,824	55,122	7,566

Total Expenses	2,067,900	1,400,129	2,358,407	211,204
Less:
Waiver of Investment Advisory Fees	(624,897)	(437,216)	(754,179)	(78,172)
Reimbursement by Investment Adviser	(163,706)	(40,992)	(213,043)	(48,847)
Net Expenses	1,279,297	921,921	1,391,185	84,185

Net Investment Income	2,919,140	4,945,561	5,410,040	413,926

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
SIX MONTHS ENDED FEBRUARY 29, 2020
(Unaudited)

STATEMENTS OF OPERATIONS - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	$7,018,491	$1,560,425	$5,989,642	$(18)
Net Realized Gain on Futures Contracts	258,672	257,586	349,671	—
Net Realized Loss on Foreign Currency Transactions	—	(18,127)	(15,665)	—
Net Realized Gain Received on Distributions from Registered Investment Companies	5,865,873	—	3,305,254	276,062
Net Realized Gain on Swap Contracts	783,862	220,785	724,285	47,780
Net Unrealized Depreciation on Investments	(29,966,562)	(10,044,950)	(24,721,985)	(2,741,282)
Net Unrealized Depreciation on Futures Contracts	(240,317)	(250,669)	(359,776)	—
Net Unrealized Depreciation on Swap Contracts	(712,436)	(36,778)	(480,933)	(98,127)
Net Unrealized Depreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	—	(4,423)	(3,451)	—
Net Realized and Unrealized Loss on Investments, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(16,992,417)	(8,316,151)	(15,212,958)	(2,515,585)
Net Decrease in Net Assets Resulting from Operations	$(14,073,277)	$(3,370,590)	$(9,802,918)	$(2,101,659)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
SIX MONTHS ENDED FEBRUARY 29, 2020
(Unaudited)

STATEMENTS OF OPERATIONS
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$2,566,039	$87,402	$7,356,052	$19,819
Total Investment Income	2,566,039	87,402	7,356,052	19,819

Expenses:
Investment Advisory Fees	480,797	30,614	966,826	5,954
Shareholder Servicing Fees	118,368	4,699	214,561	1,214
Administration Fees	38,967	2,362	67,880	169
Trustees’ Fees	10,388	10,388	10,388	10,388
Chief Compliance Officer Fees	5,325	417	8,804	22
Transfer Agent Fees	19,067	17,122	20,071	16,910
Registration Fees	18,221	10,032	25,638	8,913
Legal Fees	9,283	520	16,421	41
Custodian Fees	7,199	415	12,979	35
Offering Costs	6,646	59	11,547	5
Audit Fees	6,164	6,164	6,164	6,164
Printing Fees	5,737	475	8,979	157
Insurance and Other Expenses	18,236	5,330	28,245	4,352

Total Expenses	744,398	88,597	1,398,503	54,324
Less:
Waiver of Investment Advisory Fees	(213,688)	(14,330)	(502,005)	(4,570)
Reimbursement by Investment Adviser	(92,654)	(47,562)	(97,012)	(47,446)
Net Expenses	438,056	26,705	799,486	2,308

Net Investment Income	2,127,983	60,697	6,556,566	17,511

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	57,045	(53)	303,489	58
Net Unrealized Appreciation (Depreciation) on Investments	3,800,251	68,772	656,310	(46,343)
Net Realized and Unrealized Gain (Loss) on Investments	3,857,296	68,719	959,799	(46,285)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,985,279	$129,416	$7,516,365	$(28,774)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	US Equity Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$2,919,140	$4,696,228
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	13,926,898	2,644,925
Net Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(30,919,315)	32,653,368
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,073,277)	39,994,521

Distributions	(10,539,740)	(1,675,473)

Capital Share Transactions:
Class I Shares:
Issued	87,655,964	567,425,503
Reinvestment of Distributions	10,534,369	1,675,473
Redeemed	(80,976,617)	(100,653,571)
Net Class I Share Transactions	17,213,716	468,447,405
Net Increase in Net Assets from Share Transactions	17,213,716	468,447,405
Total Increase (Decrease) in Net Assets	(7,399,301)	506,766,453

Net Assets:
Beginning of Period	506,766,453	—
End of Period	$499,367,152	$506,766,453

Share Transactions:
Class I Shares:
Issued	7,808,658	57,531,373
Reinvestment of Distributions	929,777	184,118
Redeemed	(7,267,461)	(9,819,268)
Net Increase in Shares Outstanding from Share Transactions	1,470,974	47,896,223

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	International Equity Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$4,945,561	$5,237,469
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	2,020,669	(1,862,476)
Net Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(10,336,820)	3,390,715
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,370,590)	6,765,708

Distributions	(8,354,916)	(2,183,388)

Capital Share Transactions:
Class I Shares:
Issued	47,072,482	308,823,565
Reinvestment of Distributions	8,351,570	2,183,388
Redeemed	(35,786,811)	(50,689,766)
Net Class I Share Transactions	19,637,241	260,317,187
Net Increase in Net Assets from Share Transactions	19,637,241	260,317,187
Total Increase in Net Assets	7,911,735	264,899,507

Net Assets:
Beginning of Period	264,899,507	—
End of Period	$272,811,242	$264,899,507

Share Transactions:
Class I Shares:
Issued	4,319,961	30,665,775
Reinvestment of Distributions	758,544	226,024
Redeemed	(3,325,733)	(4,901,326)
Net Increase in Shares Outstanding from Share Transactions	1,752,772	25,990,473

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Equity Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$5,410,040	$6,963,178
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	10,353,187	207,454
Net Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(25,566,145)	22,377,176
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,802,918)	29,547,808

Distributions	(12,370,350)	(2,660,497)

Capital Share Transactions:
Class I Shares:
Issued	82,574,637	578,259,771
Reinvestment of Distributions	12,369,739	2,660,497
Redeemed	(75,393,182)	(100,373,745)
Net Class I Share Transactions	19,551,194	480,546,523
Net Increase in Net Assets from Share Transactions	19,551,194	480,546,523
Total Increase (Decrease) in Net Assets	(2,622,074)	507,433,834

Net Assets:
Beginning of Period	507,433,834	—
End of Period	$504,811,760	$507,433,834

Share Transactions:
Class I Shares:
Issued	7,432,765	58,111,094
Reinvestment of Distributions	1,101,690	285,155
Redeemed	(6,855,872)	(9,756,609)
Net Increase in Shares Outstanding from Share Transactions	1,678,583	48,639,640

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Tax-Managed Global Equity Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$413,926	$106,628
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	323,824	(31,975)
Net Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(2,839,409)	526,958
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,101,659)	601,611

Distributions	(539,136)	(3,296)

Capital Share Transactions:
Class I Shares:
Issued	27,634,450	28,640,183
Reinvestment of Distributions	526,015	3,296
Redeemed	(3,966,354)	(2,007,223)
Net Class I Share Transactions	24,194,111	26,636,256
Net Increase in Net Assets from Share Transactions	24,194,111	26,636,256
Total Increase in Net Assets	21,553,316	27,234,571

Net Assets:
Beginning of Period	27,234,571	—
End of Period	$48,787,887	$27,234,571

Share Transactions:
Class I Shares:
Issued	2,457,701	2,783,966
Reinvestment of Distributions	45,740	353
Redeemed	(349,274)	(188,693)
Net Increase in Shares Outstanding from Share Transactions	2,154,167	2,595,626

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	US Fixed Income Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$2,127,983	$2,977,009
Net Realized Gain on Investments	57,045	146,607
Net Unrealized Appreciation on Investments	3,800,251	10,041,189
Net Increase in Net Assets Resulting from Operations	5,985,279	13,164,805

Distributions	(2,277,549)	(2,976,279)

Capital Share Transactions:
Class I Shares:
Issued	66,898,849	235,234,437
Reinvestment of Distributions	2,271,087	2,976,247
Redeemed	(26,274,895)	(46,824,962)
Net Class I Share Transactions	42,895,041	191,385,722
Net Increase in Net Assets from Share Transactions	42,895,041	191,385,722
Total Increase in Net Assets	46,602,771	201,574,248

Net Assets:
Beginning of Period	201,574,248	—
End of Period	$248,177,019	$201,574,248

Share Transactions:
Class I Shares:
Issued	6,339,052	23,256,893
Reinvestment of Distributions	214,448	287,747
Redeemed	(2,485,194)	(4,549,619)
Net Increase in Shares Outstanding from Share Transactions	4,068,306	18,995,021

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Municipal Fixed Income Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$60,697	$38,463
Net Realized Loss on Investments	(53)	(149)
Net Unrealized Appreciation on Investments	68,772	81,218
Net Increase in Net Assets Resulting from Operations	129,416	119,532

Distributions	(60,863)	(38,139)

Capital Share Transactions:
Class I Shares:
Issued	11,657,565	9,841,507
Reinvestment of Distributions	60,599	37,879
Redeemed	(1,608,098)	(1,318,201)
Net Class I Share Transactions	10,110,066	8,561,185
Net Increase in Net Assets from Share Transactions	10,110,066	8,561,185
Total Increase in Net Assets	10,178,619	8,642,578

Net Assets:
Beginning of Period	8,642,578	—
End of Period	$18,821,197	$8,642,578

Share Transactions:
Class I Shares:
Issued	1,140,857	970,457
Reinvestment of Distributions	5,927	3,723
Redeemed	(157,218)	(129,603)
Net Increase in Shares Outstanding from Share Transactions	989,566	844,577

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Fixed Income Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$6,556,566	$6,779,255
Net Realized Gain on Investments	303,489	484,192
Net Unrealized Appreciation on Investments	656,310	24,499,899
Net Increase in Net Assets Resulting from Operations	7,516,365	31,763,346

Distributions	(7,244,397)	(6,777,449)

Capital Share Transactions:
Class I Shares:
Issued	73,622,430	404,450,934
Reinvestment of Distributions	7,238,747	6,776,920
Redeemed	(44,924,497)	(67,627,286)
Net Class I Share Transactions	35,936,680	343,600,568
Net Increase in Net Assets from Share Transactions	35,936,680	343,600,568
Total Increase in Net Assets	36,208,648	368,586,465

Net Assets:
Beginning of Period	368,586,465	—
End of Period	$404,795,113	$368,586,465

Share Transactions:
Class I Shares:
Issued	6,927,206	39,942,278
Reinvestment of Distributions	683,873	662,692
Redeemed	(4,203,633)	(6,543,208)
Net Increase in Shares Outstanding from Share Transactions	3,407,446	34,061,762

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Alternatives Fund
	Six Months Ended February 29, 2020 (Unaudited)	Period Ended August 31, 2019*
Operations:
Net Investment Income	$17,511	$963
Net Realized Gain (Loss) on Investments	58	(1,451)
Net Unrealized Appreciation (Depreciation) on Investments	(46,343)	21,492
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,774)	21,004

Distributions	(16,931)	(2,291)

Capital Share Transactions:
Class I Shares:
Issued	6,344	849,369
Reinvestment of Distributions	16,931	2,291
Redeemed	(10)	(35,619)
Net Class I Share Transactions	23,265	816,041
Net Increase in Net Assets from Share Transactions	23,265	816,041
Total Increase (Decrease) in Net Assets	(22,440)	834,754

Net Assets:
Beginning of Period	934,754	100,000
End of Period	$912,314	$934,754

Share Transactions:
Class I Shares:
Issued (**including 10,000 seed shares)	640	96,842 **
Reinvestment of Distributions	1,754	239
Redeemed	(1)	(3,642)
Net Increase in Shares Outstanding from Share Transactions	2,393	93,439

*	The Fund commenced operations on November 12, 2018.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

Financial Highlights
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.58		$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.06		0.11
Net Realized and Unrealized Gain (Loss)	(0.30)		0.51
Total from Operations	(0.24)		0.62
Dividends and Distributions:
Net Investment Income	(0.12)		(0.04)
Net Realized Gain	(0.10)		—
Total Dividends and Distributions	(0.22)		(0.04)
Net Asset Value, End of Period	$10.12		$10.58
Total Return†	(2.43)%		6.26%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$499,367		$506,766
Ratio of Expenses to Average Net Assets(2)	0.48	%**	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.78	%**	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.10	%**	1.32	%**
Portfolio Turnover Rate	19	%***	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.19		$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.19		0.23
Net Realized and Unrealized Gain (Loss)	(0.22)		0.06
Total from Operations	(0.03)		0.29
Dividends and Distributions:
Net Investment Income	(0.33)		(0.10)
Total Dividends and Distributions	(0.33)		(0.10)
Net Asset Value, End of Period	$9.83		$10.19
Total Return†	(0.67)%		2.93%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$272,811		$264,900
Ratio of Expenses to Average Net Assets(2)	0.65	%**	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.99	%**	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.49	%**	2.72	%**
Portfolio Turnover Rate	19	%***	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.43		$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.11		0.16
Net Realized and Unrealized Gain (Loss)	(0.25)		0.33
Total from Operations	(0.14)		0.49
Dividends and Distributions:
Net Investment Income	(0.21)		(0.06)
Net Realized Gain	(0.05)		—
Total Dividends and Distributions	(0.26)		(0.06)
Net Asset Value, End of Period	$10.03		$10.43
Total Return†	(1.59)%		4.99%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$504,812		$507,434
Ratio of Expenses to Average Net Assets(2)	0.52	%**	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.88	%**	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.03	%**	1.92	%**
Portfolio Turnover Rate	19	%***	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.49		$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.12		0.08
Net Realized and Unrealized Gain (Loss)	(0.20)		0.44
Total from Operations	(0.08)		0.52
Dividends and Distributions:
Net Investment Income	(0.14)		(0.03)
Total Dividends and Distributions	(0.14)		(0.03)
Net Asset Value, End of Period	$10.27		$10.49
Total Return†	(0.89)%		5.20%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$48,788		$27,235
Ratio of Expenses to Average Net Assets(2)	0.42	%**	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.06	%**	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.07	%**	0.98	%**
Portfolio Turnover Rate	0	%***	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.61		$10.00
Income from Operations:
Net Investment Income(1)	0.10		0.18
Net Realized and Unrealized Gain	0.16		0.59
Total from Operations	0.26		0.77
Dividends and Distributions:
Net Investment Income	(0.10)		(0.16)
Net Realized Gain	(0.01)		—
Total Dividends and Distributions	(0.11)		(0.16)
Net Asset Value, End of Period	$10.76		$10.61
Total Return†	2.49%		7.75%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$248,177		$201,574
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.70	%**	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.00	%**	2.15	%**
Portfolio Turnover Rate	5	%***	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.23		$10.00
Income from Operations:
Net Investment Income(1)	0.05		0.09
Net Realized and Unrealized Gain	0.03		0.22
Total from Operations	0.08		0.31
Dividends and Distributions:
Net Investment Income	(0.05)		(0.08)
Total Dividends and Distributions	(0.05)		(0.08)
Net Asset Value, End of Period	$10.26		$10.23
Total Return†	0.74%		3.10%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$18,821		$8,643
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.36	%**	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.93	%**	1.10	%**
Portfolio Turnover Rate	0	%***	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.82		$10.00
Income from Operations:
Net Investment Income(1)	0.19		0.23
Net Realized and Unrealized Gain	—		0.81
Total from Operations	0.19		1.04
Dividends and Distributions:
Net Investment Income	(0.19)		(0.22)
Net Realized Gain	(0.02)		—
Total Dividends and Distributions	(0.21)		(0.22)
Net Asset Value, End of Period	$10.80		$10.82
Total Return†	1.81%		10.58%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$404,795		$368,586
Ratio of Expenses to Average Net Assets(2)	0.43	%**	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.75	%**	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.53	%**	2.75	%**
Portfolio Turnover Rate	3	%***	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Period Ended August 31, 2019*
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.19		0.03
Net Realized and Unrealized Gain (Loss)	(0.49)		0.20
Total from Operations	(0.30)		0.23
Dividends and Distributions:
Net Investment Income	(0.18)		(0.23)
Total Dividends and Distributions	(0.18)		(0.23)
Net Asset Value, End of Period	$9.52		$10.00
Total Return†	(3.02)%		2.39%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$912		$935
Ratio of Expenses to Average Net Assets(2)	0.50	%**	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	11.79	%**	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.80	%**	0.33	%**
Portfolio Turnover Rate	5	%***	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020
(Unaudited)

Notes to Financial Statements

1. Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize a sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), and AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2020
(Unaudited)

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

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Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold

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established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

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Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended February 29, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 29, 2020, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net

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realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the period ended February 29, 2020. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 29, 2020.

For the period ended February 29, 2020, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$2,398,368	$5,168,576	$5,364,294
Ending Monthly Notional Balance Long	2,707,943	5,134,944	5,629,164

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Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement

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its investment strategy. As of February 29, 2020, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

For the period ended February 29, 2020, the monthly average balances of swap contracts held by the Funds was as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$5,848,538	$3,204,115	$5,773,614	$845,818
Ending Monthly Notional Balance Long	3,669,818	1,822,708	3,574,749	942,826

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For the period ended February 29, 2020, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedule of Investments, Statement of Assets and Liabilities and the Statement of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

For presentation purposes, the Master Netting tables have been omitted.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of

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investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds based on the number of Funds and/or relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

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Organization and Offering Costs — Organization costs are expensed as incurred. Offering costs are amortized for a period of twelve months upon commencement of operations of a Fund. Organization and offering costs are subject to recoupment by the Adviser, within twelve months of commencement of operations subject to the Organizational Expense Agreement and Expense Limitation Agreement. The Adviser will reimburse the Funds for any organization and offering costs incurred by the Funds. The Trust incurred offering costs which were amortized to expense over a twelve month period. As of February 29, 2020, the offering costs were fully amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”) and/or Atlantic Consulting Services, LLC (now part of the Apex Group Ltd.) (“Atlantic Consulting”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Consulting are paid for by the Trust as incurred pursuant to a Compliance Services Agreement between the Trust and Atlantic Fund Services. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 29, 2020, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$97,304
Symmetry Panoramic International Equity Fund	51,784
Symmetry Panoramic Global Equity Fund	97,687
Symmetry Panoramic Tax-Managed Global Equity Fund	7,278
Symmetry Panoramic US Fixed Income Fund	38,967
Symmetry Panoramic Municipal Fixed Income Fund	2,362
Symmetry Panoramic Global Fixed Income Fund	67,880
Symmetry Panoramic Alternatives Fund	169

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The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC (now part of the Apex Group) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

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The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2020 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory or management fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

	Advisory Fee Before Expense Limitation	Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%	0.48%
Symmetry Panoramic International Equity Fund	0.70%	0.65%
Symmetry Panoramic Global Equity Fund	0.63%	0.52%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.42%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.43%
Symmetry Panoramic Alternatives Fund	1.29%	0.50%

The Adviser also has contractually agreed to waive its management fee for each of the Funds until at least December 31, 2020 (“Fee Waiver”) so that the aggregate management fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the following:

Symmetry Panoramic US Equity Fund	0.25%
Symmetry Panoramic International Equity Fund	0.25%
Symmetry Panoramic Global Equity Fund	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.26%
Symmetry Panoramic US Fixed Income Fund	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.25%
Symmetry Panoramic Alternatives Fund	0.30%

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The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

As of February 29, 2020, the following amounts of waivers/reimbursements subject to recoupment (expiring in 2023):

Symmetry Panoramic US Equity Fund	$163,706
Symmetry Panoramic International Equity Fund	40,992
Symmetry Panoramic Global Equity Fund	213,043
Symmetry Panoramic Tax-Managed Global Equity Fund	48,847
Symmetry Panoramic US Fixed Income Fund	92,654
Symmetry Panoramic Municipal Fixed Income Fund	47,562
Symmetry Panoramic Global Fixed Income Fund	97,012
Symmetry Panoramic Alternatives Fund	47,446

The Adviser has engaged AQR Capital Management, LLC (“AQR”), to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser pays AQR a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 29, 2020, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$115,478,576	$95,219,214
Symmetry Panoramic International Equity Fund	70,316,979	51,256,828
Symmetry Panoramic Global Equity Fund	118,751,721	98,122,697
Symmetry Panoramic Tax-Managed Global Equity Fund	23,804,470	—
Symmetry Panoramic US Fixed Income Fund	54,901,164	10,961,829

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	Purchases	Sales and Maturities
Symmetry Panoramic Municipal Fixed Income Fund	$9,916,538	$53,015
Symmetry Panoramic Global Fixed Income Fund	49,994,681	10,518,957
Symmetry Panoramic Alternatives Fund	46,823	42,608

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year was as follows:

		Ordinary Income	Long-Term Capital Gain	Total
Symmetry Panoramic US Equity Fund	2019	$1,675,473	$—	$1,675,473
Symmetry Panoramic International Equity Fund	2019	2,183,388	—	2,183,388
Symmetry Panoramic Global Equity Fund	2019	2,660,497	—	2,660,497
Symmetry Panoramic Tax-Managed Global Equity Fund	2019	3,296	—	3,296
Symmetry Panoramic US Fixed Income Fund	2019	2,976,279	—	2,976,279
Symmetry Panoramic Municipal Fixed Income Fund	2019	38,139	—	38,139
Symmetry Panoramic Global Fixed Income Fund	2019	6,777,449	—	6,777,449
Symmetry Panoramic Alternatives Fund	2019	2,291	—	2,291

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As of August 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$3,028,973	$3,334,704	$4,526,826	$103,358
Undistributed Long-Term Capital Gain	3,359,648	—	869,088	—
Post-October Losses	—	—	—	—
Late-Year Loss Deferral	—	—	—	—
Capital Loss Carryforwards	—	(1,692,583)	—	(24,681)
Unrealized Appreciation	31,930,427	2,940,199	21,491,397	519,638
Other Temporary Differences	—	—	—	—
Total Distributable Earnings	$38,319,048	$4,582,320	$26,887,311	$598,315

	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$147,661	$323	$500,942	$—
Post-October Losses	—	—	—	(1,451)
Late-Year Loss Deferral	—	—	—	(1,328)
Capital Loss Carryforwards	—	(70)	—	—
Unrealized Appreciation	10,040,865	81,140	24,484,955	21,492
Other Temporary Differences	—	—	—	—
Total Distributable Earnings	$10,188,526	$81,393	$24,985,897	$18,713

Post-October losses represent losses realized on investment transactions from November 1, 2018 through August 31, 2019, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

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Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2019 through August 31, 2019 and specified losses realized on investment transactions from November 1, 2018 through August 31, 2019. The Symmetry Panoramic Alternatives Fund elects to defer the Post-October loss of $1,451 and the late-year loss of $1,328 and treat each as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic US Equity Fund	$—	$—	$—
Symmetry Panoramic International Equity Fund	1,692,583	—	1,692,583
Symmetry Panoramic Global Equity Fund	—	—	—
Symmetry Panoramic Tax-Managed Global Equity Fund	24,681	—	24,681
Symmetry Panoramic US Fixed Income Fund	—	—	—
Symmetry Panoramic Municipal Fixed Income Fund	70	—	70
Symmetry Panoramic Global Fixed Income Fund	—	—	—
Symmetry Panoramic Alternatives Fund	—	—	—

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 29, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Symmetry Panoramic US Equity Fund	$498,668,653	$19,661,826	$(17,160,673)	$2,501,153
Symmetry Panoramic International Equity Fund	279,775,120	5,983,313	(12,359,514)	(6,376,201)
Symmetry Panoramic Global Equity Fund	508,540,270	16,580,362	(18,844,177)	(2,263,815)
Symmetry Panoramic Tax-Managed Global Equity Fund	51,105,502	4,897	(2,208,373)	(2,203,476)
Symmetry Panoramic US Fixed Income Fund	234,769,222	13,841,440	—	13,841,440
Symmetry Panoramic Municipal Fixed Income Fund	18,680,798	149,990	—	149,990

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	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Symmetry Panoramic Global Fixed Income Fund	$380,472,093	$25,267,844	$(111,635)	$25,156,209
Symmetry Panoramic Alternatives Fund	950,307	11,007	(35,858)	(24,851)

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

The table below and the paragraphs that follow show additional information about the principal (marked with an “✔”) and certain non-principal (marked with an “●”) investment strategies and techniques that a Fund may employ in pursuing the Fund’s investment objective and related risks.

✔ = principal

● = non-principal

	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Investing in Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Investments of Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Arbitrage Risk								✔
Asset Allocation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Borrowing Risk	●	●	●	●	●	●	●	●
Cash Management Strategies	●	●	●	●	●	●	●	●

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	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
China A-Shares and China Stock Connect Risk		●	●	●
Commodities Risk								✔
Convertible Securities Risk								✔
Credit Default Swaps Risk								✔
Currency Risk		✔	✔	✔			✔	✔
Cybersecurity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Derivatives Risk	✔	✔	✔	✔	✔	✔	✔	✔
Distressed Investments Risk								✔
Emerging Markets Risk		✔	✔	✔			●	✔
Equity Risk	✔	✔	✔	✔				✔
Exchange-Traded Notes Risk								●
Financial Sector Risk	✔	✔	✔	✔
Fixed Income Securities					✔	✔	✔	✔
Foreign (Non-U.S.) Investment Risk		✔	✔	✔			✔	✔
Forward and Futures Contract Risk		✔	✔	✔			✔	✔
Futures Contract Risk	✔
Geographic and Sector Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Portfolio Turnover Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Yield Risk					✔	✔	✔	✔
Index Tracking Error Risk	✔	✔	✔	✔	✔	✔	✔
Investment Companies and ETFs Risk	✔	✔	✔	✔	✔	✔	✔	✔
Investment Style Risk	✔	✔	✔	✔				✔

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	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
IPO and SEO Risk								✔
Leveraging Risk	●	●	●	●	●	●	●	✔
Litigation and Enforcement Risk								✔
Liquidity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Management Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Capitalization Risk	✔	✔	✔	✔				✔
Market Events Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Risk	✔	✔	✔	✔	✔	✔	✔	✔
Money Market Instrument Risk					●	●	●
Municipal Bond Risk						✔		●
ReFlow Liquidity Program	●	●	●	●	●	●	●	●
REIT Risk	✔	✔	✔	●
Restricted Securities								✔
Securities Issued in PIPE Transactions								✔
Securities Lending Risk	✔	✔	✔	✔
Short Sales Risk								✔
Small Fund Risk						✔		✔
SPACs Risk								✔
Subsidiary Risk								●
Swap Risk	●	●	●	●	●	●	●	✔
Taxability Risk						✔
Tax Risk								✔
Tax-Managed Investing Risk				✔
Temporary Defensive Positioning	●	●	●	●	●	●	●	●
U.S. Government Securities Risk	●	●	●	●	✔	✔	✔	✔
Valuation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Volatility Risk	✔	✔	✔	✔				✔

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General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Arbitrage Risk — The risk incurred when a Fund invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to the Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

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Asset Allocation Risk — The risk that the selection by the Adviser of the Underlying Funds and the allocation of the Fund’s assets among the Underlying Funds and the Sub-Adviser will cause a Fund to underperform other funds with similar investment objectives. In this regard, a Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Adviser may invest Fund assets in Underlying Funds managed by a limited number of investment managers. In such circumstances, a Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the Adviser’s allocation of a Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Borrowing Risk — While the Funds do not anticipate doing so, other than for cash management, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Adviser believes that a Fund’s investment objective would be furthered.

Cash Management Strategies — Although the Funds will generally invest substantially all of their assets in accordance with their respective investment objectives and principal investment strategies, each Fund may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of a Fund’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Fund shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Fund during periods of falling markets or cause the Fund to miss investment opportunities during periods of rising markets. The Fund’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, a Fund may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, or engage in swap agreements,

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but a Fund’s efforts to maintain market exposure in this manner may not be successful. If you are concerned about the volatility of your investment in a Fund, you may wish to consult your financial intermediary and consider whether a lower risk exposure is more appropriate for your investment portfolio.

China A-Shares and China Stock Connect Risk — The Funds with international exposures may invest in eligible renminbi-denominated shares of mainland China-based companies that trade on Chinese stock markets such as the Shanghai Stock Exchange and the Shenzen Stock Exchange (referred to as “China A-Shares”) through the Shanghai and Shenzen–Hong Kong Stock Connect Programs (“Stock Connect” or “Stock Connect Programs”). Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a Qualified Foreign Institutional Investor (QFII) or a Renminbi QFII (RQFII) and through the Stock Connect Programs. A fund’s ownership of China A-Shares will be reflected on its custodian’s records but the fund itself will have only beneficial rights in such China A-Shares. The precise nature and rights of a fund as a beneficial owner of China A-Shares in this context is not well defined and may expose a fund to the credit risk of its custodian or to greater risk of expropriation. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. These risks could cause volatility in the price of a Fund and could adversely affect the Fund.

Commodities Risk — Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, and agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund may invest may be issued by companies in the financial

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services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Convertible Securities — Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Credit Default Swaps Risk — A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data

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maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Derivatives Risk — The Fund may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index, in order to better track the Index. These instruments include options, futures contracts, swap agreements, including total return swap agreements, and similar instruments. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also

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reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Distressed Investments Risk — Distressed investments include loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, many of which are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. If the Fund’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the original investment.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and

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custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Notes Risk — Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on a Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater

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volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and

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asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign (Non-U.S.) Investment Risk — For Funds with international exposures, foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value

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of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Funds may expose them to risks independent of their securities positions.

The Funds may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which a Fund has invested.

In addition, voters in the United Kingdom (“UK”) have approved withdrawal from the European Union. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by those actions. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU, which could exacerbate market and currency volatility and negatively impact the Funds’ investments in securities issued by companies located in EU countries.

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A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Forward and Futures Contract Risk — The successful use of forward and futures contracts draws upon an Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. A Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to a Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission. However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has

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insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

High Portfolio Turnover Risk — A Fund may engage in active trading, including investments made on a shorter-term basis, which may lead to increased expenses that may result in lower investment returns.

High Yield Risk — Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a government or company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

Index Tracking Error Risk — The performance of an Underlying Fund and its index may differ from each other for a variety of reasons. For example, an Underlying Fund that is index-based in which the Fund invests incurs operating expenses and portfolio transaction costs not incurred by the Underlying Fund’s index. In addition, the Underlying Fund may not be fully invested in the securities of the index that it tracks at all times or may hold securities not included in its index.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The

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risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

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All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

IPO and SEO Risk — The market value of shares sold in an initial public offering (“IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. “SEOs” are seasoned (i.e., secondary) equity offerings of U.S. equity securities. The purchase of IPO shares may involve high transaction costs. IPO and SEO shares are subject to market risk and liquidity risk. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

Leveraging Risk — Financial leverage refers to the use of debt to acquire assets. The Fund may use leverage through a line of credit offered by a bank or may purchase derivatives that have the effect of creating leverage. The use of leverage may exaggerate any increase or decrease in a Fund’s net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund or Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. Additionally, for certain derivatives, such as futures, adverse changes in the value or level of the reference asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts

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pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate.

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Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Events Risk — An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) was first detected in China in late 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving, and cases of the virus have continued to be identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

Health crises caused by pandemics, such as the COVID-19 outbreak, may exacerbate other pre-existing political, social, economic, and financial risks. The impact of the coronavirus outbreak, and other epidemics and pandemics that may arise in the future, could result in a general decline in the global economy, and negatively affect the performance of individual countries, industries, or sectors in significant and unforeseen ways. Deteriorating

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economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which the Funds invest, and on the overall performance of a Fund.

The U.S. federal government and certain foreign central banks have taken a variety of unprecedented actions to stimulate the economy and calm the financial markets. For example, in March 2020, the U.S. government adopted the largest economic stimulus package in recent history, estimated at $2 trillion, which is aimed at supporting American workers and businesses adversely affected by economic upheaval stemming from the COVID-19 pandemic. The law provides for loans and other disbursements to a wide swath of the economy, including direct payments to Americans and loans to large and small companies, as well as expanding unemployment insurance. The ultimate effect of these efforts is not yet known, and they may not be successful.

In the future, the U.S. federal government or other governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The Fed has signaled that it plans to maintain its interventions at an elevated level. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 outbreak, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, and negatively impact a Fund’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

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Markets generally and the energy sector specifically have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus and by price competition among key oil producing countries.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the United States and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate change or other significant policy initiatives, whether brought about by U.S. policy makers or by dislocations in world markets. Extremely low or negative interest rates may become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain a stable $1 net asset value per share without financial support from the fund’s sponsor or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The United States is also said to be considering significant new investments

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in infrastructure, national defense and other spending priorities which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

The implementation and the resulting impact of the United Kingdom’s January 31, 2020 departure from the European Union (the “EU”), commonly referred to as “Brexit,” remain uncertain. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the United Kingdom and the EU and other major economies following Brexit, which are subject to negotiation. During a transition period that will extend to December 2020, and that can be extended for an additional period, the United Kingdom will have access to the EU single market and be subject to EU regulation. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies.

In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value.

Money Market Instrument Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy.

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In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance

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with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Restricted Securities — The Fund may invest securities in which the disposition would be subject to legal restrictions (so called “restricted securities”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of a Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Securities Issued in PIPE Transactions — A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

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Securities Lending Risk — To realize additional income, a Fund may lend portfolio securities with a value of up to 33⅓% of the Fund’s total assets, including any collateral received from the loans. The Fund receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Fund receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by the Adviser. The Fund may use any cash collateral it receives to invest in short-term investments, including money market funds. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Fund may be less than the value of the securities on loan. The Fund will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Short Sales Risk — The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. The Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the portfolio manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase. The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Small Fund Risk — The Fund currently has fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

SPACs Risk — A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is

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completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the Volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Subsidiary Risk — By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. A Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and generally is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect a Fund.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

Taxability Risk — Some or all of the Funds’ income may be subject to the federal alternative minimum tax, which could reduce the Fund’s after-tax returns. In addition, there is no guarantee that all of the Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or non-compliant conduct of a bond issuer. The Fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Tax Risk — The federal income tax treatment of the complex securities in which Funds may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment

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companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax-Managed Investing Risk - Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund can generally be expected to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Temporary Defensive Position — In response to adverse market, economic, political or other conditions, each Fund may temporarily invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities, money market instruments and cash. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a temporary defensive position, the opportunity to achieve upside return may be limited.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

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Volatility Risk — The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

9. Other:

As of February 29, 2020, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	1	83.05%
Symmetry Panoramic International Equity Fund	1	83.33%
Symmetry Panoramic Global Equity Fund	1	84.41%
Symmetry Panoramic Tax-Managed Global Equity Fund	5	86.50%
Symmetry Panoramic US Fixed Income Fund	2	90.31%
Symmetry Panoramic Municipal Fixed Income Fund	4	83.06%
Symmetry Panoramic Global Fixed Income Fund	1	81.58%
Symmetry Panoramic Alternatives Fund	2	95.71%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13 (ASU 2018-13), Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. This ASU was adopted early as of August 31, 2019. The implications of this ASU have been reflected as applicable in the Notes to Financial Statements and the Schedules of Investments.

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11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 29, 2020, except as follows:

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments, including those held by the Fund.

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Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2019 to February 29, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

□ Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□ Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES - continued

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 975.70	0.48%	$ 2.36
Hypothetical 5% Return	$ 1,000.00	$ 1,022.48	0.48%	$ 2.41
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 993.30	0.65%	$ 3.22
Hypothetical 5% Return	$ 1,000.00	$ 1,021.63	0.65%	$ 3.27
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 984.10	0.52%	$ 2.57
Hypothetical 5% Return	$ 1,000.00	$ 1,022.28	0.52%	$ 2.61
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 991.10	0.42%	$ 2.08
Hypothetical 5% Return	$ 1,000.00	$ 1,022.77	0.42%	$ 2.11
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,024.90	0.41%	$ 2.06
Hypothetical 5% Return	$ 1,000.00	$ 1,022.82	0.41%	$ 2.06
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,007.40	0.41%	$ 2.05
Hypothetical 5% Return	$ 1,000.00	$ 1,022.82	0.41%	$ 2.06
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,018.10	0.43%	$ 2.16
Hypothetical 5% Return	$ 1,000.00	$ 1,022.73	0.43%	$ 2.16

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DISCLOSURE OF FUND EXPENSES - concluded

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 969.80	0.50%	$ 2.45
Hypothetical 5% Return	$ 1,000.00	$ 1,022.38	0.50%	$ 2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds described.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”).

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR § 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Dana D'Auria
Dana D'Auria
President

Date: May 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Dana D'Auria
Dana D'Auria
President

Date: May 8, 2020

By	/s/ Stephen Connors
Stephen Connors
Treasurer & Principal Financial Officer

Date: May 8, 2020